UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

VANECK VECTORS ETF TRUST

(Exact name of registrant as specified in its charter)

666 Third Avenue, New York, NY	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins
Treasurer & Chief Financial Officer
VanEck Vectors ETF Trust
666 Third Avenue
New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000

Date of fiscal year end:	December 31,
Date of reporting period:	September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N -Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

AFRICA INDEX ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (unaudited)

Number of Shares		Value
COMMON STOCKS: 98.4%
Canada: 6.2%
544,430	Africa Oil Corp. (SEK) * #	$863,636
117,565	B2Gold Corp. (USD) *	309,196
219,354	First Quantum Minerals Ltd.	1,812,581
214,303	IAMGOLD Corp. (USD) *	867,927
130,905	Semafo, Inc. *	543,840
		4,397,180
Egypt: 13.2%
1,386,296	Commercial International Bank Egypt SAE (GDR) Reg S	5,468,938
778,652	Egyptian Financial Group-Hermes Holding SAE * #	1,093,689
911,058	Global Telecom Holding SAE (GDR) * Reg S	1,767,452
1,610,832	Talaat Moustafa Group	979,565
		9,309,644
Kenya: 4.1%
14,570,600	Safaricom Ltd.	2,870,948
Mauritius: 1.2%
332,625	Rockcastle Global Real Estate Co. Ltd.	858,699
Morocco: 10.2%
59,995	Attijariwafa Bank	2,193,372
79,592	Banque Centrale Populaire #	1,862,109
47,024	Banque Marocaine du Commerce Exterieur	1,002,159
163,161	Maroc Telecom #	2,143,665
		7,201,305
Netherlands: 1.8%
226,117	Steinhoff International Holdings NV #	1,292,244
Nigeria: 17.4%
54,405,374	Guaranty Trust Bank Plc #	4,158,194
543,973	Nestle Nigeria Plc #	1,426,016
7,059,208	Nigerian Breweries Plc	3,361,528
59,215,455	United Bank for Africa Plc #	789,361
52,992,369	Zenith Bank Ltd. #	2,564,154
		12,299,253
Singapore: 1.1%
3,007,500	Golden Agri-Resources Ltd. #	786,514
South Africa: 28.6%
86,258	African Bank Investments Ltd. * # §	0
28,340	Al Noor Hospitals Group Plc (GBP) #	340,589
5,677	Anglo American Platinum Ltd. * #	159,379
26,897	AngloGold Ashanti Ltd. (ADR) *	428,200
29,658	Aspen Pharmacare Holdings Ltd. #	668,408
25,130	AVI Ltd.	171,691
33,363	Barclays Africa Group Ltd. #	367,578
12,459	Barloworld Ltd. #	75,288
24,558	Bid Corp Ltd. #	463,209
22,409	Bidvest Group Ltd. #	263,673
4,868	Capitec Bank Holdings Ltd. #	227,633
13,066	Clicks Group Ltd.	120,795
25,932	Coronation Fund Managers Ltd. † #	132,552
34,960	Discovery Ltd. #	287,582
12,455	Exxaro Resources Ltd. † #	76,409
266,969	FirstRand Ltd. † #	923,035
69,619	Fortress Income Fund Ltd. #	165,953
11,854	Foschini Group Ltd. #	120,044
48,873	Gold Fields Ltd. (ADR)	237,034
34,297	Impala Platinum Holdings Ltd. * #	172,942
11,813	Imperial Holdings Ltd. #	143,941
19,922	Investec Ltd. #	122,032
48,664	Investec PCL (GBP) #	297,296
12,049	Liberty Holdings Ltd.	102,175
72,610	Life Healthcare Group Holdings Ltd. #	200,458
83,545	MMI Holdings Ltd. #	135,769
8,988	Mondi Ltd. #	188,461
17,751	Mr Price Group Ltd. #	195,958
116,454	MTN Group Ltd. #	996,255
31,881	Naspers Ltd. #	5,506,202
14,069	Nedbank Group Ltd. #	228,355
73,570	Netcare Ltd. #	180,213
42,470	Pick n Pay Stores Ltd. † #	212,524
11,915	Pioneer Foods Ltd. #	150,041
10,772	PSG Group Ltd. #	157,401
63,909	Rand Merchant Investment Holdings Ltd. #	192,177
36,547	Remgro Ltd. #	610,293
54,266	RMB Holdings Ltd. #	231,047
130,867	Sanlam Ltd. #	608,544
20,318	Sappi Ltd. * #	105,020
40,540	Sasol Ltd. (ADR)	1,107,553
34,700	Shoprite Holdings Ltd. #	483,837
11,838	Sibanye Gold Ltd. (ADR)	167,271
13,748	Spar Group Ltd.	192,175
99,254	Standard Bank Group Ltd. #	1,017,738
23,632	Telkom SA SOC Ltd. #	103,978
13,184	Tiger Brands Ltd. #	364,783
23,154	Truworths International Ltd. #	119,751
29,960	Vodacom Group Ltd. #	335,915
69,951	Woolworths Holdings Ltd. #	394,127
		20,253,284
United Kingdom: 12.9%
100,351	Anglo American Plc * #	1,254,209
1,380,656	Cenatamin Plc #	2,657,748
342,901	Old Mutual Plc #	900,799
14,603	Randgold Resources Ltd. (ADR)	1,461,322
865,662	Tullow Oil Plc * † #	2,849,682
		9,123,760
United States: 1.7%
142,629	Kosmos Energy Ltd. * †	914,252
4,339	Royal Caribbean Cruises Ltd.	325,208
		1,239,460
Total Common Stocks (Cost: $67,961,535)		69,632,291
REAL ESTATE INVESTMENT TRUSTS: 1.5%
South Africa: 1.5%
209,095	Growthpoint Properties Ltd. #	384,427
18,418	Hyprop Investments Ltd. #	162,136
366,024	Redefine Properties Ltd. #	304,762
24,685	Resilient REIT Ltd. #	206,094
Total Real Estate Investment Trusts (Cost: $1,076,342)		1,057,419
Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $69,037,877)		70,689,710

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 5.0%
Repurchase Agreements: 5.0%
$1,000,000	Repurchase agreement dated 9/30/16 with Citigroup Global Markets, Inc. , 0.52%, due 10/3/16, proceeds $1,000,043; (collateralized by various U.S. government and agency obligations, 0.00% to 7.00%, due 2/15/20 to 9/9/49, valued at $1,020,000 including accrued interest)	1,000,000
1,000,000	Repurchase agreement dated 9/30/16 with Daiwa Capital Markets America, Inc., 0.52%, due 10/3/16, proceeds $1,000,043; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 10/13/16 to 9/9/49, valued at $1,020,000 including accrued interest)	1,000,000
529,070	Repurchase agreement dated 9/30/16 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.50%, due 10/3/16, proceeds $529,092; (collateralized by various U.S. government and agency obligations, 2.14% to 6.00%, due 3/1/26 to 9/1/46, valued at $539,651 including accrued interest)	529,070
1,000,000	Repurchase agreement dated 9/30/16 with Nomura Securities International, Inc. , 0.52%, due 10/3/16, proceeds $1,000,043; (collateralized by various U.S. government and agency obligations, 0.00% to 8.00%, due 4/15/17 to 2/20/63, valued at $1,020,000 including accrued interest)	1,000,000
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $3,529,070)		3,529,070
Total Investments: 104.9% (Cost: $72,566,947)		74,218,780
Liabilities in excess of other assets: (4.9)%		(3,457,055)
NET ASSETS: 100.0%		$70,761,725

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
SEK	Swedish Krona
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $3,446,424.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $43,425,829 which represents 61.4% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $0 which represents 0.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	11.5%	$8,097,475
Consumer Staples	10.9	7,733,113
Energy	8.2	5,811,532
Financials	36.3	25,673,982
Health Care	2.0	1,389,668
Industrials	0.5	338,961
Materials	14.7	10,365,130
Real Estate	4.3	3,061,636
Telecommunication Services	11.6	8,218,213
	100.0%	$70,689,710

The summary of inputs used to value the Fund’s investments as of September 30, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Canada	$3,533,544	$863,636	$—	$4,397,180
Egypt	8,215,955	1,093,689	—	9,309,644
Kenya	2,870,948	—	—	2,870,948
Mauritius	858,699	—	—	858,699
Morocco	3,195,531	4,005,774	—	7,201,305
Netherlands	—	1,292,244	—	1,292,244
Nigeria	3,361,528	8,937,725	—	12,299,253
Singapore	—	786,514	—	786,514
South Africa	2,526,894	17,726,390	0	20,253,284
United Kingdom	1,461,322	7,662,438	—	9,123,760
United States	1,239,460	—	—	1,239,460
Real Estate Investment Trusts
South Africa	—	1,057,419	—	1,057,419
Repurchase Agreements	—	3,529,070	—	3,529,070
Total	$27,263,881	$46,954,899	$0	$74,218,780

During the period ended September 30, 2016, transfers of securities from Level 1 to Level 2 were $4,983,664 and transfers from Level 2 to Level 1 were $11,233,434. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2016:

	Common Stocks
	South Africa	United Kingdom
Balance as of December 31, 2015	$213	$1,420
Realized gain (loss)	—	(1,236,572)
Net change in unrealized appreciation (depreciation)	(213)	1,235,152
Purchases	—	—
Sales	—	—
Transfers in and/or out of level 3	—	—
Balance as of September 30, 2016	$0	$—

See Notes to Schedules of Investments

BRAZIL SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (unaudited)

Number of Shares		Value
COMMON STOCKS: 80.5%
Automobiles & Components: 2.2%
173,300	Mahle-Metal Leve SA Industria e Comercio	$1,236,278
253,250	Tupy SA	1,084,751
		2,321,029
Banks: 0.1%
11,551	Banco ABC Brasil SA *	47,310
Capital Goods: 1.4%
269,100	Iochpe Maxion SA	1,448,870
Commercial & Professional Services: 2.8%
49,819	Atento SA (USD) *	422,465
265,300	Valid Solucoes SA	2,487,277
		2,909,742
Consumer Durables & Apparel: 11.6%
112,000	Arezzo Industria e Comercio SA	901,607
882,100	Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,774,744
395,200	Even Construtora e Incorporadora SA	466,635
378,994	EZ Tec Empreendimentos e Participacoes SA	1,773,685
419,850	Grendene SA	2,307,003
1,080,050	MRV Engenharia e Participacoes SA	3,965,314
		12,188,988
Consumer Services: 2.7%
187,500	CVC Brasil Operadora e Agencia de Viagens SA	1,386,583
149,250	GAEC Educacao SA	569,070
169,150	Ser Educacional SA Reg S 144A	897,203
		2,852,856
Energy: 5.8%
549,622	Cosan Ltd. (Class A) (USD)	3,929,797
88,900	Modec, Inc. #	1,587,254
359,150	QGEP Participacoes SA	513,521
		6,030,572
Food, Beverage & Tobacco: 6.2%
273,612	Adecoagro SA (USD) *	3,121,913
891,750	Marfrig Alimentos SA *	1,431,341
388,800	Minerva SA *	1,147,696
191,500	SLC Agricola SA	827,911
		6,528,861
Health Care Equipment & Services: 12.3%
373,000	Fleury SA	4,398,490
933,100	Odontoprev SA	3,709,848
803,500	Qualicorp SA	4,738,751
		12,847,089
Insurance: 1.0%
237,600	FPC Par Corretora de Seguros SA	1,066,667
Materials: 4.3%
1,370,725	Duratex SA	3,624,751
124,900	Magnesita Refratarios SA *	836,853
		4,461,604
Media: 3.6%
228,250	Smiles SA	3,787,849
Real Estate: 4.0%
228,200	Aliansce Shopping Centers SA	1,084,111
402,900	BR Properties SA	1,059,236
222,700	Iguatemi Empresa de Shopping Centers SA	2,033,790
		4,177,137
Retailing: 5.5%
458,800	B2W Cia Global Do Varejo *	2,250,161
354,000	Cia Hering SA	1,957,142
813,900	Via Varejo SA	1,594,189
		5,801,492
Software & Services: 5.4%
216,250	Linx SA	1,289,993
471,100	Totvs SA	4,400,787
		5,690,780
Telecommunication Services: 0.7%
218,095	NII Holdings, Inc. (USD) * †	726,256
Transportation: 4.3%
905,756	EcoRodovias Infraestrutura e Logistica SA *	2,475,953
45,795	Gol Linhas Aereas Inteligentes SA (ADR) * †	868,273
205,100	Julio Simoes Logistica SA	676,067
163,685	Prumo Logistica SA *	350,809
63,774	Prumo Logistica SA *	135,308
		4,506,410
Utilities: 6.6%
404	Alupar Investimento SA #	665
607,737	Alupar Investimento SA	3,021,726
216,896	Cia de Saneamento de Minas Gerais SA	2,180,198
349,000	Light SA	1,704,140
		6,906,729
Total Common Stocks (Cost: $75,718,487)		84,300,241
PREFERRED STOCKS: 17.1%
Banks: 0.9%
236,945	Banco ABC Brasil SA	983,582
Capital Goods: 1.5%
1,635,250	Marcopolo SA *	1,573,830
Consumer Durables & Apparel: 1.9%
669,855	Alpargatas SA	1,989,699
Financials: 2.0%
640,750	Banco do Estado do Rio Grande do Sul SA	2,060,866
Materials: 7.4%
971,200	Bradespar SA	2,914,660
2,536,950	Metalurgica Gerdau SA	2,675,688
1,948,600	Usinas Siderurgicas de Minas Gerais SA *	2,115,080
		7,705,428
Utilities: 3.4%
2,302	Alupar Investimento SA #	3,789
474,950	Cia Energetica de Sao Paulo	2,146,815
421,950	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	1,376,594
		3,527,198
Total Preferred Stocks (Cost: $17,183,513)		17,840,603
REAL ESTATE INVESTMENT TRUST: 2.1% (Cost: $2,491,653)
Real Estate: 2.1%
73,588	FII BTG Pactual Corporate Office Fund	2,208,443
RIGHTS: 0.0% (Cost: $0)
Real Estate: 0.0%
55,055	Aliansce Shopping Centers SA Rights (BRL 15.00, expiring 10/13/16) *	7,279
MONEY MARKET FUND: 0.2% (Cost: $235,815)
235,815	Dreyfus Government Cash Management Fund	235,815
Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $95,629,468)		104,592,381

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 0.6% (Cost: $673,123)
Repurchase Agreement: 0.6%
$673,123	Repurchase agreement dated 9/30/16 with Daiwa Capital Markets America, Inc., 0.52%, due 10/3/16, proceeds $673,152; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 10/13/16 to 9/9/49, valued at $686,585 including accrued interest)	673,123
Total Investments: 100.5% (Cost: $96,302,591)		105,265,504
Liabilities in excess of other assets: (0.5)%		(527,251)
NET ASSETS: 100.0%		$104,738,253

ADR	American Depositary Receipt
BRL	Brazilian Real
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $648,226.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,591,708 which represents 1.5% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $897,203, or 0.9% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	27.7%	$28,941,913
Consumer Staples	6.2	6,528,861
Energy	5.8	6,030,572
Financials	6.1	6,366,868
Health Care	12.3	12,847,089
Industrials	10.0	10,438,852
Information Technology	5.4	5,690,780
Materials	11.6	12,167,032
Real Estate	4.0	4,184,416
Telecommunication Services	0.7	726,256
Utilities	10.0	10,433,927
Money Market Fund	0.2	235,815
	100.0%	$104,592,381

The summary of inputs used to value the Fund’s investments as of September 30, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$2,321,029	$—	$—	$2,321,029
Banks	47,310	—	—	47,310
Capital Goods	1,448,870	—	—	1,448,870
Commercial & Professional Services	2,909,742	—	—	2,909,742
Consumer Durables & Apparel	12,188,988	—	—	12,188,988
Consumer Services	2,852,856	—	—	2,852,856
Energy	4,443,318	1,587,254	—	6,030,572
Food, Beverage & Tobacco	6,528,861	—	—	6,528,861
Health Care Equipment & Services	12,847,089	—	—	12,847,089
Insurance	1,066,667	—	—	1,066,667
Materials	4,461,604	—	—	4,461,604
Media	3,787,849	—	—	3,787,849
Real Estate	4,177,137	—	—	4,177,137
Retailing	5,801,492	—	—	5,801,492
Software & Services	5,690,780	—	—	5,690,780
Telecommunication Services	726,256	—	—	726,256
Transportation	4,506,410	—	—	4,506,410
Utilities	6,906,064	665	—	6,906,729
Preferred Stocks
Banks	983,582	—	—	983,582
Capital Goods	1,573,830	—	—	1,573,830
Consumer Durables & Apparel	1,989,699	—	—	1,989,699
Financials	2,060,866	—	—	2,060,866
Materials	7,705,428	—	—	7,705,428
Utilities	3,523,409	3,789	—	3,527,198
Real Estate Investment Trust
Real Estate	2,208,443	—	—	2,208,443
Rights
Real Estate	7,279	—	—	7,279
Money Market Fund	235,815	—	—	235,815
Repurchase Agreement	—	673,123	—	673,123
Total	$103,000,673	$2,264,831	$—	$105,265,504

There were no transfers between levels during the period ended September 30, 2016.

See Notes to Schedules of Investments

CHINAAMC CSI 300 ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Automobiles & Components: 2.5%
32,181	Byd Co. Ltd. * #	$268,928
115,457	Chongqing Changan Automobile Co. Ltd. #	275,399
41,600	FAW Car Co. Ltd. #	65,491
71,700	Fuyao Glass Industry Group Co. Ltd. #	181,956
61,674	Great Wall Motor Co. Ltd. #	98,984
64,573	Huayu Automotive Systems Co. Ltd. #	152,872
169,163	SAIC Motor Corp. Ltd. #	555,239
58,660	Wanxiang Qianchao Co. Ltd. #	127,856
		1,726,725
Banks: 18.5%
1,955,600	Agricultural Bank of China Ltd #	918,740
622,346	Bank of Beijing Co. Ltd. # §	850,823
1,078,200	Bank of China Ltd. #	545,358
1,405,516	Bank of Communications Co. Ltd. #	1,167,431
185,937	Bank of Nanjing Co. Ltd. #	286,755
99,780	Bank of Ningbo Co. Ltd. #	234,697
156,800	China CITIC Bank Corp. Ltd. #	140,837
392,600	China Construction Bank Corp. #	305,387
814,600	China Everbright Bank Co. Ltd. #	463,851
527,660	China Merchants Bank Co. Ltd. #	1,427,139
1,238,855	China Minsheng Banking Corp. Ltd. #	1,723,519
273,280	Huaxia Bank Co. Ltd. #	412,563
1,241,304	Industrial & Commercial Bank of China Ltd. #	825,256
682,291	Industrial Bank Co. Ltd. #	1,636,456
351,318	Ping An Bank Co. Ltd. #	478,786
442,334	Shanghai Pudong Development Bank Co. Ltd. #	1,096,495
		12,514,093
Capital Goods: 10.8%
23,400	AVIC Aero-Engine Controls Co. Ltd. #	93,115
56,700	AVIC Aircraft Co. Ltd. #	178,594
39,900	AVIC Aviation Engine Corp. Plc # §	205,684
12,200	AVIC Helicopter Co. Ltd. #	74,485
26,999	China Avionics Systems Co. Ltd. #	77,285
109,975	China Baoan Group Co. Ltd. #	170,902
78,124	China Communications Construction Co. Ltd. #	129,848
35,200	China CSSC Holdings Ltd. #	114,214
133,800	China First Heavy Industries * #	104,734
141,300	China Gezhouba Group Co. Ltd. #	168,157
37,800	China International Marine Containers Group Co. Ltd. #	79,973
100,900	China National Chemical Engineering Co. Ltd. #	84,151
176,500	China Railway Construction Corp. Ltd. #	239,229
286,008	China Railway Group Ltd. #	303,793
469,700	China Shipbuilding Industry Co. Ltd. * #	437,906
30,200	China Spacesat Co. Ltd. #	144,657
767,391	China State Construction Engineering Corp. Ltd. #	711,968
104,900	China XD Electric Co. Ltd. #	81,404
66,600	CITIC Heavy Industries Co. Ltd. #	50,880
468,945	CRRC Corp. Ltd. #	631,396
12,600	CSSC Offshore and Marine Engineering Group Co. Ltd. #	50,742
61,300	Dongfang Electric Corp. Ltd. #	88,491
43,700	Han’s Laser Technology Co. Ltd. #	140,243
48,275	Luxshare Precision Industry Co. Ltd. #	146,491
249,200	Metallurgical Corp of China Ltd. #	148,097
74,505	NARI Technology Co. Ltd. #	182,852
211,100	Power Construction Corp. of China Ltd. #	189,928
194,800	Sany Heavy Industry Co. Ltd. #	160,040
145,945	Shanghai Construction Group Co. Ltd. #	92,719
151,200	Shanghai Electric Group Co. Ltd. * # §	184,057
80,400	Shanghai Tunnel Engineering Co. Ltd. #	117,488
19,219	Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. #	57,847
48,849	Shenzhen Inovance Technology Co. Ltd. #	138,926
55,900	Siasun Robot & Automation Co. Ltd. #	198,054
81,100	Suzhou Gold Mantis Construction Decoration Co. Ltd. #	146,924
132,862	TBEA Co. Ltd. #	172,250
84,700	Tian Di Science & Technology Co. Ltd. #	57,905
123,900	Weichai Power Co. Ltd. #	171,422
217,400	XCMG Construction Machinery Co. Ltd. * #	103,881
87,051	Xiamen C & D, Inc. #	144,990
80,100	Xinjiang Goldwind Science & Technology Co. Ltd. #	188,926
67,953	Zhengzhou Yutong Bus Co. Ltd. #	225,228
224,700	Zoomlion Heavy Industry Science and Technology Co. Ltd. #	156,301
		7,346,177
Commercial & Professional Services: 1.0%
79,341	Beijing Originwater Technology Co. Ltd. # §	220,066
71,628	BlueFocus Communication Group Co. Ltd. #	116,057
64,400	Eternal Asia Supply Chain Management Ltd. #	110,053
78,900	Jihua Group Corp. Ltd. #	90,877
26,180	Sound Environmental Co. Ltd. #	130,675
		667,728
Consumer Durables & Apparel: 3.5%
246,228	Gree Electric Appliances, Inc. #	822,838
26,800	Guangdong Alpha Animation and Culture Co. Ltd. #	112,890
68,991	Heilan Home Co. Ltd. #	111,145
40,240	Hisense Electric Co. Ltd. #	100,701
163,695	Midea Group Co. Ltd. #	664,785
156,200	Qingdao Haier Co. Ltd. #	237,822
188,900	Sichuan Changhong Electric Co. Ltd. * #	120,951
406,400	TCL Corp. # §	210,864
		2,381,996
Consumer Services: 0.7%
25,000	China International Travel Service Corp. Ltd. #	169,236
167,920	Shenzhen Overseas Chinese Town Co. Ltd. #	176,473
29,700	Songcheng Performance Development Co. Ltd. #	109,297
		455,006
Diversified Financials: 9.1%
45,300	Anxin Trust Co. Ltd. #	135,847
229,586	AVIC Capital Co. Ltd. #	223,860
94,900	Bohai Financial Investment Holding Co. Ltd. * # §	101,113
148,600	China Merchants Securities Co. Ltd. #	384,508
402,600	CITIC Securities Co. Ltd. #	977,007
51,200	Dongxing Securities Co. Ltd. #	169,052
59,971	Everbright Securities Co. Ltd. #	146,652
210,550	Founder Securities Co. Ltd. #	232,667
78,037	Guotai Junan Securities Co. Ltd. #	208,183
125,800	Guoyuan Securities Co. Ltd. #	311,999
413,935	Haitong Securities Co. Ltd. #	991,187
167,104	Huatai Securities Co. Ltd. #	451,934
239,818	Industrial Securities Co. Ltd. #	272,693
135,100	Orient Securities Co. Ltd. #	321,814
348,735	Pacific Securities Co. Ltd. #	258,492
56,700	SDIC Essence Holdings Co. Ltd. * #	134,740
307,838	Shenwan Hongyuan Group Co. Ltd. #	289,917
92,800	Sinolink Securities Co. Ltd. #	178,445
107,400	SooChow Securities Co. Ltd. #	210,285
144,428	Southwest Securities Co. Ltd. #	156,644
		6,157,039
Energy: 2.4%
93,600	China Coal Energy Co. Ltd. * #	79,505
108,476	China Merchants Energy Shipping Co. Ltd. #	83,146
30,300	China Oilfield Services Ltd. #	54,208
537,700	China Petroleum & Chemical Corp. #	392,923
101,235	China Shenhua Energy Co. Ltd. #	231,291
160,300	Guanghui Energy Co. Ltd. * #	98,597
113,080	Offshore Oil Engineering Co. Ltd. #	116,370
248,500	PetroChina Co. Ltd. #	269,505
96,307	Shaanxi Coal Industry Co. Ltd. * #	82,412
92,400	Sinopec Oilfield Service Corp. * #	53,968
190,710	Wintime Energy Co. Ltd. * #	114,619
19,700	Yanzhou Coal Mining Co. Ltd. #	36,869
		1,613,413
Financials: 2.1%
169,700	Changjiang Securities Co. Ltd. #	271,287
151,356	GF Securities Co. Ltd. #	373,049
60,300	Guoyuan Securities Co. Ltd. #	185,807
71,848	Northeast Securities Co. Ltd. #	132,152
107,822	Sealand Securities Co. Ltd. #	113,220
57,900	Shanxi Securities Co. Ltd. #	122,049
71,508	Western Securities Co. Ltd. #	254,980
		1,452,544
Food & Staples Retailing: 0.4%
39,500	Shanghai Bailian Group Co. Ltd. * #	73,933
43,500	Shenzhen Agricultural Products Co. Ltd. #	79,078
208,056	Yonghui Superstores Co. Ltd. #	139,403
		292,414
Food, Beverage & Tobacco: 5.4%
104,875	Beijing Dabeinong Technology Group Co. Ltd. #	115,212
72,100	Beijing Yanjing Brewery Co. Ltd. #	84,716
52,500	COFCO Tunhe Co. Ltd. #	90,110
50,700	Henan Shuanghui Investment & Development Co. Ltd. #	179,528
310,300	Inner Mongolia Yili Industrial Group Co. Ltd. # §	753,727
30,840	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. #	310,495
25,726	Kweichow Moutai Co. Ltd. #	1,150,189
35,893	Luzhou Laojiao Co. Ltd. #	167,590
95,400	MeiHua Holdings Group Co. Ltd. #	86,420
106,600	New Hope Liuhe Co. Ltd. #	128,965
9,200	Shanghai Bairun Investment Holding Group Co. Ltd. #	29,278
14,198	Tsingtao Brewery Co. Ltd. #	67,837
97,100	Wuliangye Yibin Co. Ltd. #	486,509
		3,650,576
Health Care Equipment & Services: 1.3%
20,241	Aier Eye Hospital Group Co. Ltd. #	106,365
12,478	Huadong Medicine Co. Ltd. #	128,699
16,812	Jointown Pharmaceutical Group Co. Ltd. #	54,221
44,600	Lepu Medical Technology Beijing Co. Ltd. #	123,984
36,765	Searainbow Holding Corp. * # §	263,693
59,000	Shanghai Pharmaceuticals Holding Co. Ltd. #	174,958
		851,920
Household & Personal Products: 0.1%
37,200	By-health Co. Ltd. #	70,665
Insurance: 6.0%
85,211	China Life Insurance Co. Ltd. #	274,391
160,848	China Pacific Insurance Group Co. Ltd. #	695,955
42,676	New China Life Insurance Co. Ltd. #	264,869
554,200	Ping An Insurance Group Co. of China Ltd. #	2,846,473
		4,081,688
Materials: 5.7%
280,300	Aluminum Corporation of China Ltd. * #	157,587
94,400	Angang Steel Co. Ltd. * #	64,184
102,300	Anhui Conch Cement Co. Ltd. #	259,182
278,400	Baoshan Iron & Steel Co. Ltd. # §	215,824
128,000	BBMG Corp. #	83,132
131,736	Beijing Kangde Xin Composite Material Co. Ltd. #	357,852
60,300	China Hainan Rubber Industry Group Co. Ltd. * #	53,589
198,800	China Molybdenum Co. Ltd. #	110,869
111,470	China Northern Rare Earth Group High-Tech Co. Ltd. #	207,362
217,300	Hebei Iron & Steel Co. Ltd. #	100,586
129,416	Inner Mongolia Junzheng Energy & Chemical Industry Co. Ltd. #	95,035
499,700	Inner Mongolian Baotou Steel Union Co. Ltd. * #	208,923
42,500	Jiangxi Copper Co. Ltd. #	88,882
49,500	Jinduicheng Molybdenum Co. Ltd. * #	57,469
80,300	Kingenta Ecological Engineering Group Co. Ltd. #	95,228
15,300	Luxin Venture Capital Group Co. Ltd. #	55,563
38,002	Qinghai Salt Lake Industry Co. Ltd. #	106,691
36,500	Shandong Gold Mining Co. Ltd. #	207,078
86,200	Shandong Iron and Steel Co. Ltd. * #	31,604
116,512	Shanxi Taigang Stainless Steel Co. Ltd. * #	61,792
79,200	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. #	121,438
112,105	Sinopec Shanghai Petrochemical Co. Ltd. #	99,458
342,400	Tongling Nonferrous Metals Group Co. Ltd. #	132,729
55,275	Wanhua Chemical Group Co. Ltd. #	170,805
227,600	Wuhan Iron & Steel Co. Ltd. * #	97,583
111,860	Xinxing Ductile Iron Pipes Co. Ltd. #	79,725
116,500	Zhejiang Longsheng Group Co. Ltd. #	161,336
88,246	Zhongjin Gold Corp. Ltd. * #	159,299
485,100	Zijin Mining Group Co. Ltd. #	232,823
		3,873,628
Media: 2.7%
45,020	Beijing Enlight Media Co. Ltd. #	73,403
35,600	Beijing Gehua CATV Network Co. Ltd. #	88,429
36,800	China South Publishing & Media Group Co. Ltd. #	98,752
28,200	Chinese Universe Publishing and Media Co. Ltd. #	99,057
140,350	CITIC Guoan Information Industry Co. Ltd. #	236,591
104,900	Huawen Media Investment Group Corp. #	166,879
99,754	Huayi Brothers Media Corp. # §	183,968
58,000	Hunan TV & Broadcast Intermediary Co. Ltd. #	136,195
39,780	Jiangsu Broadcasting Cable Information Network Corp. Ltd. * #	60,942
39,100	Jiangsu Phoenix Publishing and Media Corp. Ltd. #	64,650
67,213	Shanghai Oriental Pearl Media Co. Ltd. #	249,713
24,000	Wanda Cinema Line Co. Ltd. #	242,440
22,000	Wasu Media Holding Co. Ltd. #	59,666
35,740	Zhejiang Huace Film & TV Co. Ltd. #	73,339
		1,834,024
Pharmaceuticals, Biotechnology: 4.7%
11,900	Aurora Optoelectronics Co. Ltd. * #	51,975
28,100	Beijing Tongrentang Co. Ltd. #	129,032
20,076	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. #	77,032
142,200	Guangxi Wuzhou Zhongheng Group Co. Ltd. #	93,158
27,361	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. * #	100,504
21,700	Guizhou Bailing Group Pharmaceutical Co. Ltd. #	72,018
23,760	Hualan Biological Engineering, Inc. #	134,211
72,105	Jiangsu Hengrui Medicine Co. Ltd. #	476,427
36,700	Jilin Aodong Medicine Industry Groups Co. Ltd. #	141,148
151,858	Kangmei Pharmaceutical Co. Ltd. #	370,249
26,800	Shandong Dong-E E-Jiao Co. Ltd. #	239,665
58,600	Shanghai Fosun Pharmaceutical Group Co. Ltd. #	206,894
50,760	Shanghai RAAS Blood Products Co. Ltd. #	169,524
19,260	Shenzhen Hepalink Pharmaceutical Co. Ltd. #	50,968
16,039	Shenzhen Salubris Pharmaceuticals Co. Ltd. #	66,917
44,152	Sichuan Kelun Pharmaceutical Co. Ltd. #	107,767
33,236	Tasly Pharmaceutical Group Co. Ltd. #	210,502
48,851	Tonghua Dongbao Pharmaceutical Co. Ltd. #	166,549
29,560	Yunnan Baiyao Group Co. Ltd. # §	324,403
		3,188,943
Real Estate: 6.3%
52,800	Beijing Capital Development Co. Ltd. #	99,629
45,374	China Fortune Land Development Co. Ltd. #	192,119
121,259	China Merchants Shekou Industrial Zone Co. Ltd. #	289,989
398,000	China Vanke Co. Ltd.	1,560,761
76,500	Financial Street Holdings Co. Ltd. #	135,002
115,101	Gemdale Corp. #	206,286
18,800	Greenland Holdings Corp. Ltd. #	27,102
79,700	Oceanwide Real Estate Group Co. Ltd. #	126,252
363,904	Poly Real Estate Group Co. Ltd. #	524,441
66,700	RiseSun Real Estate Development Co. Ltd. #	78,164
37,540	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. #	139,105
84,190	Shanghai SMI Holding Co. Ltd. * # §	187,994
39,601	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. #	108,148
176,000	Xinhu Zhongbao Co. Ltd. #	116,313
78,553	Youngor Group Co. Ltd. #	167,825
139,200	Zhejiang China Commodities City Group Co. Ltd. #	169,848
143,900	Zhongtian Urban Development Group Co. Ltd. #	148,822
		4,277,800
Retailing: 1.0%
62,600	Liaoning Cheng Da Co. Ltd. * #	176,096
232,100	Pang Da Automobile Trade Co. Ltd. * #	94,139
190,500	Suning Commerce Group Co. Ltd. #	310,488
58,740	Wuchan Zhongda Group Co. Ltd. #	90,850
		671,573
Semiconductor: 0.4%
104,323	Sanan Optoelectronics Co. Ltd. #	188,289
71,880	Tianjin Zhonghuan Semiconductor Joint-Stock Co. Ltd. # §	95,855
		284,144
Software & Services: 3.8%
56,700	Aisino Co. Ltd. #	188,229
46,220	Anhui USTC iFlytek Co. Ltd. #	197,621
16,400	Beijing Shiji Information Technology Co. Ltd. #	60,212
61,100	Beijing Ultrapower Software Co. Ltd. #	97,973
40,100	DHC Software Co. Ltd. #	124,332
109,240	East Money Information Co. Ltd. #	315,086
10,300	Hundsun Technologies, Inc. #	86,835
15,000	Hundsun Technologies, Inc. #	126,458
47,500	Leshi Internet Information and Technology Corp.	314,961
50,842	Neusoft Corp. #	131,897
99,300	Ourpalm Co. Ltd. #	140,647
28,300	People.cn Co. Ltd. #	80,244
39,100	Shanghai 2345 Network Holding Group Co. Ltd. #	66,672
14,000	Shenzhen Infogem Technologies Co. Ltd. #	50,396
25,700	Shenzhen Kingdom Sci-Tech Co. Ltd. #	113,390
24,269	Wangsu Science & Technology Co. Ltd. #	254,831
36,700	Wonders Information Co. Ltd. #	121,109
37,464	Yonyou Network Technology Co. Ltd. #	127,754
		2,598,647
Technology Hardware & Equipment: 4.0%
59,800	Beijing Xinwei Telecom Technology Group Co. Ltd. #	153,903
1,215,800	BOE Technology Group Co. Ltd. #	433,007
91,700	Dongxu Optoelectronic Technology Co. Ltd. #	199,959
31,300	Focus Media Information Technology Co. Ltd. #	67,053
46,900	GoerTek, Inc. #	213,069
41,400	GRG Banking Equipment Co. Ltd. #	92,974
84,200	Guangzhou Haige Communications Group, Inc. Co. # §	151,733
93,676	Hangzhou Hikvision Digital Technology Co. Ltd. #	344,932
30,700	Inspur Electronic Information Industry Co. Ltd. #	120,881
49,900	Jiangsu Protruly Vision Technology Group Co. Ltd. * #	120,545
36,860	Shenzhen O-film Tech Co. Ltd. #	201,557
91,000	Tsinghua Tongfang Co. Ltd. #	188,600
74,195	Zhejiang Dahua Technology Co. Ltd. #	172,943
120,620	ZTE Corp. #	268,049
		2,729,205
Telecommunication Services: 0.7%
433,778	China United Network Communications Ltd. #	271,079
57,828	Dr. Peng Telecom & Media Group Co. Ltd. #	182,514
		453,593
Transportation: 2.9%
130,800	Air China Ltd. #	142,019
195,300	China COSCO Holdings Co. Ltd. * #	148,519
200,700	China Eastern Airlines Corp. Ltd. * #	186,894
162,300	China Shipping Container Lines Co. Ltd. * #	95,642
179,600	China Southern Airlines Co. Ltd. #	188,417
304,191	Daqin Railway Co. Ltd. #	289,779
173,500	Guangshen Railway Co. Ltd. #	106,362
302,100	Hainan Airlines Co. Ltd. * #	144,921
7,200	Juneyao Airlines Co. Ltd. #	27,909
196,400	Ningbo Port Co. Ltd. #	146,824
49,300	Shanghai International Airport Co. Ltd. #	199,729
166,000	Shanghai International Port Group Co. Ltd. #	127,546
12,300	Spring Airlines Co. Ltd. #	83,351
94,200	Yingkou Port Liability Co. Ltd. #	48,657
		1,936,569
Utilities: 4.0%
123,300	Beijing Capital Co. Ltd. #	77,596
70,900	Beijing Jingneng Power Co. Ltd. #	44,795
10,660	CECEP Wind-Power Corp. #	14,969
238,899	China National Nuclear Power Co. Ltd. #	238,298
337,600	China Yangtze Power Co. Ltd. #	673,105
153,400	Datang International Power Generation Co. Ltd. #	88,584
603,100	GD Power Development Co. Ltd. #	268,354
22,900	Guangdong Golden Dragon Development, Inc. #	66,627
41,800	Guangzhou Development Group, Inc. #	51,893
125,000	Huadian Power International Corp. Ltd. #	92,924
214,875	Huaneng Power International, Inc. #	227,119
99,900	Hubei Energy Group Co. Ltd. #	69,343
148,600	Inner Mongolia MengDian HuaNeng Thermal Power Co. Ltd. #	68,648
173,600	SDIC Power Holdings Co. Ltd. #	170,630
43,806	Shanghai Electric Power Co. Ltd. # §	75,389
116,400	Shenergy Co. Ltd. #	101,273
60,900	Shenzhen Energy Group Co. Ltd. #	60,990
112,600	Sichuan Chuantou Energy Co. Ltd. #	146,564
208,710	Zhejiang Zheneng Electric Power Co. Ltd. #	164,446
		2,701,547
Total Common Stocks (Cost: $65,943,429)		67,811,657

Principal Amount
FOREIGN DEBT OBLIGATION: 0.0% (Cost: $17,231)
Software & Services: 0.0%
$107,000	Aisino Corp. 0.50%, 06/12/21 §	17,987
Total Investments: 100.0% (Cost: $65,960,660)		67,829,644
Other assets less liabilities: 0.0%		14,233
NET ASSETS: 100.0%		$67,843,877

*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $65,935,935 which represents 97.2% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $4,043,180 which represents 6.0% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer Discretionary	10.4%	$7,069,324
Consumer Staples	5.9	4,013,655
Energy	2.4	1,613,413
Financials	35.7	24,205,364
Health Care	5.9	4,040,863
Industrials	14.7	9,950,474
Information Technology	8.3	5,629,983
Materials	5.7	3,873,628
Real Estate	6.3	4,277,800
Telecommunication Services	0.7	453,593
Utilities	4.0	2,701,547
	100.0%	$67,829,644

The summary of inputs used to value the Fund’s investments as of September 30, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$—	$1,726,725	$—	$1,726,725
Banks	—	12,514,093	—	12,514,093
Capital Goods	—	7,346,177	—	7,346,177
Commercial & Professional Services	—	667,728	—	667,728
Consumer Durables & Apparel	—	2,381,996	—	2,381,996
Consumer Services	—	455,006	—	455,006
Diversified Financials	—	6,157,039	—	6,157,039
Energy	—	1,613,413	—	1,613,413
Financials	—	1,452,544	—	1,452,544
Food & Staples Retailing	—	292,414	—	292,414
Food, Beverage & Tobacco	—	3,650,576	—	3,650,576
Health Care Equipment & Services	—	851,920	—	851,920
Household & Personal Products	—	70,665	—	70,665
Insurance	—	4,081,688	—	4,081,688
Materials	—	3,873,628	—	3,873,628
Media	—	1,834,024	—	1,834,024
Pharmaceuticals, Biotechnology	—	3,188,943	—	3,188,943
Real Estate	1,560,761	2,717,039	—	4,277,800
Retailing	—	671,573	—	671,573
Semiconductor	—	284,144	—	284,144
Software & Services	314,961	2,283,686	—	2,598,647
Technology Hardware & Equipment	—	2,729,205	—	2,729,205
Telecommunication Services	—	453,593	—	453,593
Transportation	—	1,936,569	—	1,936,569
Utilities	—	2,701,547	—	2,701,547
Foreign Debt Obligation
Software & Services	—	17,987	—	17,987
Total	$1,875,722	$65,953,922	$—	$67,829,644

During the period ended September 31, 2016, transfers of securities from Level 1 to Level 2 were $3,400,177 and transfers from Level 2 to Level 1 were $2,638,837. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

CHINAAMC SME-CHINEXT ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.3%
Automobiles & Components: 2.2%
76,722	Byd Co. Ltd. * #	$641,146
25,400	Sichuan Chengfei Integration Technology Corp. #	133,578
		774,724
Banks: 1.7%
246,440	Bank of Ningbo Co. Ltd. #	579,662
Capital Goods: 10.6%
89,800	Beijing SPC Environmental Protection Tech Co. Ltd. #	233,225
58,092	China CAMC Engineering Co. Ltd. #	175,187
119,900	Han’s Laser Technology Co. Ltd. #	384,785
140,500	Jiangxi Special Electric Motor Co. Ltd. #	258,239
121,906	Luxshare Precision Industry Co. Ltd. #	369,926
140,590	Shenzhen Inovance Technology Co. Ltd. #	399,838
154,522	Siasun Robot & Automation Co. Ltd. #	547,473
190,149	Suzhou Gold Mantis Construction Decoration Co. Ltd. #	344,481
230,846	Xinjiang Goldwind Science & Technology Co. Ltd. #	544,480
201,840	Zhefu Holding Group Co. Ltd. #	178,343
83,000	Zhejiang Wanma Co. Ltd. #	210,251
		3,646,228
Commercial & Professional Services: 4.7%
158,300	Beijing Orient Landscape Co. Ltd. #	371,905
212,263	Beijing Originwater Technology Co. Ltd. # §	588,749
185,397	BlueFocus Communication Group Co. Ltd. #	300,395
205,600	Eternal Asia Supply Chain Management Ltd. #	351,351
		1,612,400
Consumer Durables & Apparel: 2.4%
71,900	Guangdong Alpha Animation and Culture Co. Ltd. #	302,865
116,051	NavInfo Co. Ltd. #	385,318
144,600	Yotrio Group Co. Ltd. #	150,313
		838,496
Consumer Services: 1.4%
85,921	Songcheng Performance Development Co. Ltd. #	316,192
96,100	Zhejiang Yasha Decoration Co. Ltd. #	172,575
		488,767
Diversified Financials: 5.1%
254,681	Guoyuan Securities Co. Ltd. #	631,640
164,500	Shanxi Securities Co. Ltd. #	346,754
215,700	Western Securities Co. Ltd. #	769,132
		1,747,526
Energy: 0.6%
69,918	Yantai Jereh Oilfield Services Group Co. Ltd. #	191,661
Food, Beverage & Tobacco: 4.0%
301,275	Beijing Dabeinong Technology Group Co. Ltd. #	330,971
47,780	Guangdong Wens Foodstuffs Group Co. Ltd. #	257,871
77,138	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. #	776,620
		1,365,462
Health Care Equipment & Services: 3.6%
44,380	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. #	229,637
122,496	Lepu Medical Technology Beijing Co. Ltd. #	340,527
80,510	Shanghai Kingstar Winning Software Co. Ltd. #	264,468
43,320	Zhejiang Dian Diagnostics Co. Ltd. #	207,501
65,850	Zhuhai Hokai Medical Instruments Co. Ltd. # §	197,251
		1,239,384
Household & Personal Products: 0.6%
104,800	By-health Co. Ltd. #	199,078
Materials: 10.8%
359,795	Beijing Kangde Xin Composite Material Co. Ltd. #	977,360
79,733	Beijing Sanju Environmental Protection and New Material Co. Ltd. #	522,547
171,500	Huapont-Nutrichem Co. Ltd. #	246,201
69,000	Jiangxi Ganfeng Lithium Co. Ltd. #	299,078
206,700	Kingenta Ecological Engineering Group Co. Ltd. #	245,126
185,944	Org Packaging Co. Ltd. #	280,668
309,920	GEM Co. Ltd. #	322,735
125,200	Shenzhen Jinjia Color Printing Group Co. Ltd. #	195,605
89,100	Tianqi Lithium Industries, Inc. #	510,696
43,600	Zhejiang Transfar Co. Ltd. #	128,386
		3,728,402
Media: 5.9%
29,000	Baofeng Group Co. Ltd. * #	262,092
133,310	Beijing Enlight Media Co. Ltd. #	217,356
137,835	Guangdong Advertising Co. Ltd. #	292,795
224,991	Huayi Brothers Media Corp. # §	414,932
62,700	Wanda Cinema Line Co. Ltd. #	633,373
97,446	Zhejiang Huace Film & TV Co. Ltd. #	199,960
		2,020,508
Pharmaceuticals, Biotechnology: 7.7%
59,398	Beijing SL Pharmaceutical Co. Ltd. #	294,870
71,880	Da An Gene Co. Ltd. Sun Yat-Sen University #	289,198
61,900	Guizhou Bailing Group Pharmaceutical Co. Ltd. #	205,434
76,660	Hualan Biological Engineering, Inc. #	433,021
58,700	Shanghai Kehua Bio-Engineering Co. Ltd. #	207,638
126,563	Shanghai RAAS Blood Products Co. Ltd. #	422,684
49,380	Shenzhen Hepalink Pharmaceutical Co. Ltd. #	130,675
47,240	Shenzhen Salubris Pharmaceuticals Co. Ltd. #	197,092
97,998	Sichuan Kelun Pharmaceutical Co. Ltd. #	239,196
71,000	Zhejiang NHU Co. Ltd. #	239,287
		2,659,095
Real Estate: 0.6%
171,900	RiseSun Real Estate Development Co. Ltd. #	201,446
Retailing: 2.6%
550,637	Suning Commerce Group Co. Ltd. #	897,460
Semiconductor: 1.5%
83,056	Nationz Technologies, Inc. #	221,942
235,220	Tianjin Zhonghuan Semiconductor Joint-Stock Co. Ltd. # §	313,675
		535,617
Software & Services: 19.1%
123,700	Anhui USTC iFlytek Co. Ltd. #	528,898
63,900	Beijing Kunlun Tech Co. Ltd. #	247,259
47,090	Beijing Shiji Information Technology Co. Ltd. #	172,890
48,700	Beijing Sinnet Technology Co. Ltd. #	249,502
150,581	Beijing Ultrapower Software Co. Ltd. #	241,455
128,779	DHC Software Co. Ltd. #	399,285
294,652	East Money Information Co. Ltd. #	849,879
89,079	Glodon Software Co. Ltd. #	210,313
91,200	Hand Enterprise Solutions Co. Ltd. #	177,034
27,600	Hithink RoyalFlush Information Network Co. Ltd. #	264,322
150,548	Leshi Internet Information and Technology Corp.	998,247
225,040	Ourpalm Co. Ltd. #	318,742
100,700	Shanghai Network Holding Group Co. Ltd. #	171,711
39,870	Shenzhen Infogem Technologies Co. Ltd. #	143,521
24,500	Sinodata Co. Ltd. #	182,173
72,900	Venustech Group, Inc. #	224,740
68,189	Wangsu Science & Technology Co. Ltd. #	716,004
100,800	Wonders Information Co. Ltd. #	332,638
64,879	YGSOFT, Inc. #	130,675
		6,559,288
Technology Hardware & Equipment: 14.5%
119,400	Chengdu Santai Holding Group Co. Ltd. #	215,181
41,200	China Aviation Optical-Electrical Technology Co. Ltd. #	249,789
78,200	Focus Media Information Technology Co. Ltd. #	167,525
121,908	GoerTek, Inc. #	553,833
99,593	GRG Banking Equipment Co. Ltd. #	223,661
260,500	Guangzhou Haige Communications Group, Inc. Co. # §	469,435
276,400	Hangzhou Hikvision Digital Technology Co. Ltd. #	1,017,756
87,000	Hengbao Co. Ltd. #	178,669
31,700	Lens Technology Co. Ltd. #	115,123
107,325	Shenzhen O-film Tech Co. Ltd. #	586,871
178,098	Sumavision Technologies Co. Ltd. #	213,658
48,100	Tongfang Guoxin Electronics Co. Ltd. #	257,913
62,200	Zhejiang Crystal-Optech Co. Ltd. #	231,728
211,405	Zhejiang Dahua Technology Co. Ltd. #	492,768
		4,973,910
Utilities: 0.7%
83,500	Beijing Water Business Doctor Co. Ltd. #	231,799
Total Common Stocks (Cost: $29,815,579)		34,490,913
Liabilities in excess of other assets: (0.3)%		(87,215)
NET ASSETS: 100.0%		$34,403,698

*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $33,492,666 which represents 97.4% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $1,984,042 which represents 5.8% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer Discretionary	14.6%	$5,019,955
Consumer Staples	4.5	1,564,540
Energy	0.6	191,661
Financials	6.7	2,327,188
Health Care	11.3	3,898,479
Industrials	15.2	5,258,628
Information Technology	35.0	12,068,815
Materials	10.8	3,728,402
Real Estate	0.6	201,446
Utilities	0.7	231,799
	100.0%	$34,490,913

The summary of inputs used to value the Fund’s investments as of September 30, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$—	$774,724	$—	$774,724
Banks	—	579,662	—	579,662
Capital Goods	—	3,646,228	—	3,646,228
Commercial & Professional Services	—	1,612,400	—	1,612,400
Consumer Durables & Apparel	—	838,496	—	838,496
Consumer Services	—	488,767	—	488,767
Diversified Financials	—	1,747,526	—	1,747,526
Energy	—	191,661	—	191,661
Food, Beverage & Tobacco	—	1,365,462	—	1,365,462
Health Care Equipment & Services	—	1,239,384	—	1,239,384
Household & Personal Products	—	199,078	—	199,078
Materials	—	3,728,402	—	3,728,402
Media	—	2,020,508	—	2,020,508
Pharmaceuticals, Biotechnology	—	2,659,095	—	2,659,095
Real Estate	—	201,446	—	201,446
Retailing	—	897,460	—	897,460
Semiconductor	—	535,617	—	535,617
Software & Services	998,247	5,561,041	—	6,559,288
Technology Hardware & Equipment	—	4,973,910	—	4,973,910
Utilities	—	231,799	—	231,799
Total	$998,247	$33,492,666	$—	$34,490,913

During the period ended September 30, 2016, transfers of securities from Level 1 to Level 2 were $2,628,169, transfers from Level 2 to Level 1 were $1,972,906. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

EGYPT INDEX ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.7%
Banks: 7.9%
469,845	Commercial International Bank Egypt SAE (GDR) Reg S	$1,853,539
Capital Goods: 6.0%
243,735	El Sewedy Electric Co. #	1,406,671
Consumer Durables & Apparel: 1.1%
878,862	Arab Cotton Ginning Co. * #	268,208
Diversified Financials: 18.0%
3,402,114	Citadel Capital Corp. * #	321,912
1,210,630	Egyptian Financial Group-Hermes Holding SAE * #	1,700,442
2,428,675	Egyptian Kuwaiti Holding Co. (USD) #	1,068,712
1,057,182	Pioneers Holding * #	1,106,155
		4,197,221
Energy: 2.0%
234,454	Transglobe Energy Corp. (CAD)	463,824
Food, Beverage & Tobacco: 8.9%
522,247	Arabian Food Industries Co. DOMTY * #	358,138
164,322	Edita Food Industries SAE (GDR) Reg S	985,932
1,562,113	Juhayna Food Industries	724,768
		2,068,838
Health Care Equipment & Services: 3.1%
215,211	Integrated Diagnostics Holdings Plc (USD) Reg S 144A	727,413
Materials: 10.1%
523,600	Cenatamin Plc (GBP) #	1,007,924
717,091	Ezz Steel * #	574,231
554,385	Sidi Kerir Petrochemcials Co. #	772,244
		2,354,399
Real Estate: 27.3%
5,674,526	Amer Group Holding #	172,565
2,562,242	Emaar Misr for Development SAE * #	646,770
117,484	Heliopolis Housing #	673,213
816,913	Medinet Nasr Housing * #	1,305,825
3,945,094	Palm Hills Developments SAE #	1,048,593
748,837	Six of October Development & Investment Co. * #	1,023,838
2,467,999	Talaat Moustafa Group	1,500,819
		6,371,623
Telecommunication Services: 15.3%
982,403	Global Telecom Holding SAE (GDR) * Reg S	1,905,862
9,495,942	Orascom Telecom Media and Technology Holding SAE * #	577,660
1,093,637	Telecom Egypt	1,096,106
		3,579,628
Total Common Stocks (Cost: $24,956,020)		23,291,364
Other assets less liabilities: 0.3%		70,809
NET ASSETS: 100.0%		$23,362,173

CAD	Canadian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
USD	United States Dollar

*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $14,033,101 which represents 60.1% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $727,413, or 3.1% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer Discretionary	1.1%	$268,208
Consumer Staples	8.9	2,068,838
Energy	2.0	463,824
Financials	26.0	6,050,760
Health Care	3.1	727,413
Industrials	6.0	1,406,671
Materials	10.1	2,354,399
Real Estate	27.4	6,371,623
Telecommunication Services	15.4	3,579,628
	100.0%	$23,291,364

The summary of inputs used to value the Fund’s investments as of September 30, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$1,853,539	$—	$—	$1,853,539
Capital Goods	—	1,406,671	—	1,406,671
Consumer Durables & Apparel	—	268,208	—	268,208
Diversified Financials	—	4,197,221	—	4,197,221
Energy	463,824	—	—	463,824
Food, Beverage & Tobacco	1,710,700	358,138	—	2,068,838
Health Care Equipment & Services	727,413	—	—	727,413
Materials	—	2,354,399	—	2,354,399
Real Estate	1,500,819	4,870,804	—	6,371,623
Telecommunication Services	3,001,968	577,660	—	3,579,628
Total	$9,258,263	$14,033,101	$—	$23,291,364

During the period ended September 30, 2016, transfers of securities from Level 1 to Level 2 were $5,492,533 and transfers from Level 2 to Level 1 were $6,345,299. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

GULF STATES INDEX ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (unaudited)

Number of Shares			Value
COMMON STOCK: 2.6% (Cost: $75,287)
United Arab Emirates: 2.6%
USD	9,432	DP World Ltd. (USD) #	$178,539
MONEY MARKET FUND: 1.0% (Cost: $66,014)
	66,014	Dreyfus Government Cash Management Fund	66,014
Total Investments: 3.6% (Cost: $141,301)			244,553
Other assets less liabilities: 96.4%			6,640,109
NET ASSETS: 100.0%			$6,884,662

USD	United States Dollar

#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $178,539 which represents 2.6% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Industrials	73.0%	$178,539
Money Market Fund	27.0	66,014
	100.0%	$244,553

The summary of inputs used to value the Fund’s investments as of September 30, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stock
United Arab Emirates	$—	$178,539	$—	$178,539
Money Market Fund	66,014	—	—	66,014
Total	$66,014	$178,539	$—	$244,553

There were no transfers between levels during the period ended September 31, 2016.

See Notes to Schedules of Investments

INDIA SMALL-CAP INDEX ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2016 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Automobiles & Components: 2.8%
1,104,598	Amtek Auto Ltd. * #	$732,094
51,765	Atul Auto Ltd. #	372,300
178,919	Ceat Ltd. #	3,574,369
535,062	JK Tyre & Industries Ltd. #	1,197,424
		5,876,187
Banks: 7.4%
1,279,248	Allahabad Bank * #	1,481,748
1,339,077	Andhra Bank #	1,137,278
1,311,104	Dena Bank * #	726,402
1,371,388	Development Credit Bank Ltd. * #	2,587,464
1,679,944	Indian Overseas Bank * #	642,959
907,686	Karnataka Bank Ltd. #	2,008,027
352,798	Lakshmi Vilas Bank Ltd. #	820,731
680,525	Oriental Bank of Commerce #	1,287,036
6,503,593	South Indian Bank Ltd. #	2,138,096
1,569,744	Syndicate Bank * #	1,728,978
1,278,851	UCO Bank * #	699,358
		15,258,077
Capital Goods: 14.9%
98,241	BEML Ltd. #	1,295,371
170,232	BGR Energy Systems Ltd. * #	280,599
578,328	Escorts Ltd. #	3,269,656
360,790	Finolex Cables Ltd. #	2,395,735
30,745	Force Motors Ltd. #	1,620,312
3,752,720	Hindustan Construction Co. Ltd. * #	1,980,898
2,696,501	Jain Irrigation Systems Ltd. #	3,636,469
10,759,245	Jaiprakash Associates Ltd. * #	1,702,632
606,482	KEC International Ltd. #	1,150,664
279,861	Kushal Tradelink Ltd. #	711,950
6,485,772	Lanco Infratech Ltd. * #	401,076
174,378	Lloyd Electric & Engineering #	741,691
3,387,951	Nagarjuna Construction Co. Ltd. #	4,191,933
868,370	Pipavav Defence & Offshore Engineering Co. Ltd. * #	739,100
420,022	Praj Industries Ltd. #	514,238
3,190,147	Sintex Industries Ltd. #	3,763,280
58,321	SML Isuzu Ltd. #	1,114,275
496,157	Texmaco Rail & Engineering Ltd. #	794,699
272,196	Titagarh Wagons Ltd. #	463,988
		30,768,566
Consumer Durables & Apparel: 5.8%
238,381	Bajaj Electricals Ltd. #	914,530
487,224	Bombay Dyeing & Manufacturing Co. Ltd. #	372,807
232,264	Himatsingka Seide Ltd. #	940,116
50,781	Hitachi Home & Life Solutions India Ltd. #	1,240,733
93,135	Indo Count Industries Ltd. #	1,017,120
112,054	Kitex Garments Ltd. #	739,934
283,807	Mirza International Ltd. #	413,096
51,267	Monte Carlo Fashions Ltd. #	353,337
144,800	Raymond Ltd. #	1,164,183
27,462	TTK Prestige Ltd. #	2,129,150
333,373	VIP Industries Ltd. #	674,082
2,663,315	Welspun India Ltd. #	2,105,584
		12,064,672
Consumer Services: 2.5%
1,298,085	Chennai Super Kings Cricket Ltd. * # § ø	21,934
798,337	Cox & Kings Ltd. #	2,656,579
545,278	Delta Corp. Ltd. #	1,380,604
30,471	Kaya Ltd. * #	375,796
133,287	Wonderla Holidays Ltd. #	755,626
		5,190,539
Consumer, Cyclical: 0.4%
276,641	Kesoram Industries Ltd. * #	729,377
Diversified Financials: 10.5%
170,506	Credit Analysis & Research Ltd.	3,486,179
215,539	Future Capital Holdings Ltd. #	2,246,323
7,188,157	IFCI Ltd. #	2,847,267
1,862,672	JM Financial Ltd. #	1,813,318
4,052,167	Manappuram Finance Ltd. #	5,582,160
1,325,977	PTC India Financial Services Ltd. #	747,865
301,223	Repco Home Finance Ltd. #	3,704,685
1,335,151	SREI Infrastructure Finance Ltd. #	1,379,603
		21,807,400
Energy: 0.9%
137,686	Aban Offshore Ltd. #	406,721
351,288	Chennai Petroleum Corp. Ltd. #	1,520,035
		1,926,756
Food, Beverage & Tobacco: 6.3%
6,573,862	Bajaj Hindusthan Ltd. * #	1,599,035
1,155,693	Balrampur Chini Mills Ltd. #	1,874,694
3,909,972	Future Consumer Enterprise Ltd. * #	1,194,241
244,356	Kaveri Seed Co. Ltd. #	1,317,638
552,663	Kwality Dairy India Ltd. #	1,097,995
103,319	Manpasand Beverages Ltd. #	1,167,446
430,351	McLeod Russel India Ltd. #	1,100,937
198,430	Parag Milk Foods Ltd. * # Reg S 144A	878,009
230,422	Prabhat Dairy Ltd. # Reg S	405,478
523,073	Radico Khaitan Ltd. #	943,717
4,108,318	Shree Renuka Sugars Ltd. * #	950,454
608,503	Triveni Engineering & Industries Ltd. * #	528,165
		13,057,809
Health Care Equipment & Services: 1.2%
629,826	Max India Ltd. *	1,316,789
126,736	Thyrocare Technologies Ltd. # Reg S 144A	1,169,594
		2,486,383
Household & Personal Products: 0.6%
350,089	Eveready Industries India Ltd. #	1,333,944
Materials: 11.2%
93,819	Andhra Pradesh Paper Mills * #	415,588
69,973	Atul Ltd. #	2,403,357
524,115	Century Plyboards India Ltd. #	1,973,169
263,495	Century Textile & Industries Ltd. #	3,742,408
981,762	Chambal Fertilizers & Chemicals Ltd. #	861,371
1,207,745	India Cements Ltd. #	2,617,398
473,591	Jai Corp. Ltd. #	492,103
942,891	Jindal Saw Ltd. #	778,842
71,789	JITF Infralogistics Ltd. * # §	44,251
277,588	JK Lakshmi Cement Ltd. #	2,081,082
40,724	Monsanto India Ltd. #	1,462,966
35,203	Nilkamal Ltd. #	677,784
458,760	Rallis India Ltd. #	1,539,275
813,409	Rashtriya Chemicals & Fertilizers Ltd. #	550,786
312,736	SH Kelkar & Co. Ltd. # Reg S 144A	1,429,970
159,625	Sharda Cropchem Ltd. #	918,229
36,329	Tata Sponge Iron Ltd. #	312,671
912,448	Welspun Corp. Ltd. #	959,607
		23,260,857
Media: 4.3%
770,698	DEN Networks Ltd. * #	832,436
220,798	Eros International Media Ltd. * #	679,717
229,618	PVR Ltd. #	4,095,026
140,725	TV Today Network Ltd. #	647,852
4,044,244	TV18 Broadcast Ltd. * #	2,709,101
		8,964,132
Pharmaceuticals, Biotechnology: 3.4%
243,327	Bliss Gvs Pharma Ltd. #	504,396
380,736	Dishman Pharmaceuticals & Chemicals Ltd. #	1,488,279
511,892	Granules India Ltd. #	896,888
200,094	JB Chemicals & Pharmaceuticals Ltd.	1,069,592
1,890,942	Marksans Pharma Ltd. #	1,500,802
500,441	Suven Life Sciences Ltd. #	1,508,377
		6,968,334
Real Estate: 5.5%
1,073,222	Anant Raj Industries Ltd. #	896,479
573,857	DB Realty Ltd. * #	385,579
1,935,709	Housing Development & Infrastructure Ltd. * #	2,323,361
2,833,009	Indiabulls Real Estate Ltd. * #	3,941,246
431,470	OMAXE Ltd. #	1,109,245
260,254	Sobha Developers Ltd. #	1,145,287
18,761,085	Unitech Ltd. * #	1,660,118
		11,461,315
Retailing: 3.8%
88,717	Future Retail Ltd. *	199,873
1,019,020	Future Retail Ltd. #	248,317
125,245	Infibeam Incorporation Ltd. * #	1,677,993
145,256	Makemytrip Ltd. (USD) *	3,428,042
316,878	PC Jeweller Ltd. #	2,314,026
		7,868,251
Software & Services: 8.1%
25,700	8K Miles Software Services Ltd. * #	765,029
1,591,911	Firstsource Solutions Ltd. * #	971,794
281,239	Geometric Ltd. #	996,526
920,284	HCL Infosystems Ltd. * #	595,174
238,405	Intellect Design Arena Ltd. * #	624,080
341,447	Just Dial Ltd. #	2,219,999
1,475,374	KPIT Cummins Infosystems Ltd. #	2,758,094
54,600	Majesco Ltd. * #	374,215
797,254	NIIT Ltd. * #	1,144,919
295,245	NIIT Technologies Ltd. #	1,863,213
240,887	OnMobile Global Ltd. #	356,658
219,596	Polaris Software Lab Ltd. * #	527,575
151,439	Quick Heal Technologies Ltd. # Reg S 144A	499,746
783,644	Rolta India Ltd. * #	718,125
314,311	Take Solutions Ltd. #	792,880
73,456	Tata Elxsi Ltd. #	1,540,936
		16,748,963
Technology Hardware & Equipment: 1.6%
204,320	Astra Microwave Products Ltd. #	342,509
1,178,969	Redington India Ltd. #	1,832,795
932,265	Sterlite Technologies Ltd. #	1,118,929
		3,294,233
Telecommunication Services: 1.0%
5,969,304	Himachal Futuristic Communications Ltd. * #	1,335,122
1,486,195	Mahanagar Telephone Nigam Ltd. * #	443,410
181,136	Sterlite Power Transmission Ltd * # §	244,172
		2,022,704
Transportation: 4.6%
46,788	Dredging Corp. of India Ltd. #	276,078
566,424	Gateway Distriparks Ltd. #	2,145,977
206,942	Gati Ltd. #	406,505
7,140,390	GVK Power & Infrastructure Ltd. * #	689,208
212,151	Jet Airways India Ltd. * #	1,522,274
280,348	Navkar Corp. Ltd. * # Reg S 144A	785,954
1,007,269	Shipping Corp of India Ltd. * #	1,030,981
394,167	Snowman Logistics Ltd. * #	378,984
1,414,127	SpiceJet Ltd. * #	1,247,361
215,247	VRL Logistics Ltd. #	971,122
		9,454,444
Utilities: 3.3%
2,594,496	Adani Transmission Ltd. * #	1,493,961
88,859	BF Utilities Ltd. * #	735,224
6,930,868	Jaiprakash Power Ventures Ltd. * #	433,313
1,745,739	PTC India Ltd. #	1,956,696
262,530	VA Tech Wabag Ltd. #	2,170,425
		6,789,619
Total Common Stocks (Cost: $175,784,320)		207,332,562
MONEY MARKET FUND: 0.0% (Cost: $18,496)
18,496	Dreyfus Government Cash Management Fund	18,496
Total Investments: 100.1% (Cost: $175,802,816)		207,351,058
Liabilities in excess of other assets: (0.1)%		(192,431)
NET ASSETS: 100.0%		$207,158,627

USD	United States Dollar

*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $197,832,087 which represents 95.5% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $310,357 which represents 0.1% of net assets.
ø	Restricted Security - the aggregate value of restricted securities is $21,934, or 0.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $4,763,273, or 2.3% of net assets.

Restricted securities held by the Fund as of September 30, 2016 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Chennai Super Kings Cricket Ltd.	10/08/15	1,298,085	$35,108	$21,934	0.0%

Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer Discretionary	19.5%	$40,444,841
Consumer Staples	6.9	14,391,753
Energy	0.9	1,926,756
Financials	17.9	37,065,477
Health Care	4.6	9,454,717
Industrials	19.9	41,206,551
Information Technology	9.7	20,043,196
Materials	11.2	23,260,857
Real Estate	5.5	11,461,315
Telecommunication Services	1.0	2,022,704
Utilities	2.9	6,054,395
Money Market Fund	0.0	18,496
	100.0%	$207,351,058

The summary of inputs used to value the Fund’s investments as of September 30, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$—	$5,876,187	$—	$5,876,187
Banks	—	15,258,077	—	15,258,077
Capital Goods	—	30,768,566	—	30,768,566
Consumer Durables & Apparel	—	12,064,672	—	12,064,672
Consumer Services	—	5,168,605	21,934	5,190,539
Consumer, Cyclical	—	729,377	—	729,377
Diversified Financials	3,486,179	18,321,221	—	21,807,400
Energy	—	1,926,756	—	1,926,756
Food, Beverage & Tobacco	—	13,057,809	—	13,057,809
Health Care Equipment & Services	1,316,789	1,169,594	—	2,486,383
Household & Personal Products	—	1,333,944	—	1,333,944
Materials	—	23,216,606	44,251	23,260,857
Media	—	8,964,132	—	8,964,132
Pharmaceuticals, Biotechnology	1,069,592	5,898,742	—	6,968,334
Real Estate	—	11,461,315	—	11,461,315
Retailing	3,627,915	4,240,336	—	7,868,251
Software & Services	—	16,748,963	—	16,748,963
Technology Hardware & Equipment	—	3,294,233	—	3,294,233
Telecommunication Services	—	1,778,532	244,172	2,022,704
Transportation	—	9,454,444	—	9,454,444
Utilities	—	6,789,619	—	6,789,619
Money Market Fund	18,496	—	—	18,496
Total	$9,518,971	$197,521,730	$310,357	$207,351,058

During the period ended September 30, 2016, transfers of securities from Level 1 to Level 2 were $1,160,936 and transfers from Level 2 to Level 1 were $730,517. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2016:

	Common Stocks
	Consumer Services	Materials	Telecommunication Services
Balance as of December 31, 2015	$44,148	$—	$—
Realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)	(22,214)	291	(58,868)
Purchases	—	43,960	303,040
Sales	—	—	—
Transfers in and/or out of level 3	—	—	—
Balance as of September 30, 2016	$21,934	$44,251	$244,172

See Notes to Schedules of Investments

INDONESIA INDEX ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (unaudited)

Number of Shares		Value
COMMON STOCKS: 98.6%
Automobiles & Components: 7.0%
11,396,100	Astra International Tbk PT #	$7,231,102
Banks: 25.6%
7,111,800	Bank Central Asia Tbk PT #	8,578,030
2,724,048	Bank Danamon Indonesia Tbk PT #	846,739
7,190,651	Bank Mandiri Persero Tbk PT #	6,204,257
9,217,632	Bank Negara Indonesia Persero Tbk PT #	3,932,187
7,334,600	Bank Rakyat Indonesia Tbk PT #	6,882,334
		26,443,547
Capital Goods: 2.6%
2,932,100	Pembangunan Perumahan Persero Tbk PT #	944,325
5,702,688	Waskita Karya Persero Tbk PT #	1,147,454
2,659,500	Wijaya Karya Persero Tbk PT #	571,980
		2,663,759
Diversified Financials: 1.2%
1,749,250	First Pacific Company Ltd. (HKD) #	1,249,542
Energy: 5.4%
19,762,500	Adaro Energy Tbk PT #	1,833,889
2,480,825	Banpu Public Co. Ltd. (NVDR) (THB) #	1,127,227
1,889,869	United Tractors Tbk PT #	2,574,806
		5,535,922
Food, Beverage & Tobacco: 13.3%
475,633	Astra Agro Lestari Tbk PT * #	541,264
8,915,700	Charoen Pokphand Indonesia Tbk PT #	2,401,773
606,800	First Resources Ltd. (SGD) † #	816,822
6,137,200	Golden Agri-Resources Ltd. (SGD) #	1,604,985
570,600	Gudang Garam Tbk PT #	2,715,154
2,738,000	Indofood Cbp Sukses Makmur Tbk PT #	1,992,902
5,425,000	Indofood Sukses Makmur Tbk PT #	3,628,162
		13,701,062
Health Care Equipment & Services: 0.7%
3,236,497	Mitra Keluarga Karyasehat Tbk PT # Reg S	693,135
Household & Personal Products: 4.7%
1,414,300	Unilever Indonesia Tbk PT #	4,835,222
Materials: 4.8%
1,637,600	Indocement Tunggal Prakarsa Tbk PT #	2,183,371
3,591,500	Semen Gresik Persero Tbk PT #	2,789,885
		4,973,256
Pharmaceuticals, Biotechnology: 3.2%
24,907,100	Kalbe Farma Tbk PT #	3,281,701
Real Estate: 8.4%
11,415,900	Bumi Serpong Damai Tbk PT #	1,934,755
10,674,195	Ciputra Development Tbk PT #	1,304,550
71,009,500	Hanson International Tbk PT * #	763,064
22,528,500	Lippo Karawaci Tbk PT #	1,715,063
28,565,200	Pakuwon Jati Tbk PT #	1,483,843
11,052,900	Summarecon Agung Tbk PT #	1,494,386
		8,695,661
Retailing: 7.7%
122,088	Jardine Cycle & Carriage Ltd. (SGD) #	3,857,051
2,884,500	Matahari Department Store Tbk PT #	4,095,797
		7,952,848
Telecommunication Services: 10.3%
129,590	Telekomunikasi Indonesia Tbk PT (ADR)	8,563,307
2,430,100	Tower Bersama Infrastructure Tbk PT #	1,137,232
4,490,375	XL Axiata Tbk PT * #	930,975
		10,631,514
Transportation: 0.9%
2,520,800	Jasa Marga Persero Tbk PT #	890,714
Utilities: 2.8%
12,880,800	Perusahaan Gas Negara Tbk PT #	2,845,743
Total Common Stocks (Cost: $117,605,403)		101,624,728
REAL ESTATE INVESTMENT TRUST: 0.6% (Cost: $695,048)
Real Estate: 0.6%
2,182,100	Lippo Malls Indonesia Retail Trust	600,160
RIGHTS: 0.0% (Cost: $46,858)
Energy: 0.0%
116,799	Banpu Public Co. Ltd. Rights (THB 21.00, expiring 10/13/16) * #	0
WARRANTS: 0.5% (Cost: $0)
Energy: 0.5%
1,730,575	Banpu Public Co. Ltd. Warrants (THB 5.00, expiring 06/05/17) * #	526,356
MONEY MARKET FUND: 0.2% (Cost: $219,261)

219,261	Dreyfus Government Cash Management Fund	219,261
Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $118,566,570)		102,970,505

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 0.6% (Cost: $609,192)
Repurchase Agreement: 0.6%
$609,192	Repurchase agreement dated 9/30/16 with Daiwa Capital Markets America, Inc., 0.52%, due 10/3/16, proceeds $609,218; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 10/13/16 to 9/9/49, valued at $621,376 including accrued interest)	609,192
Total Investments: 100.5% (Cost: $119,175,762)		103,579,697
Liabilities in excess of other assets: (0.5)%		(480,516)
NET ASSETS: 100.0%		$103,099,181

ADR	American Depositary Receipt
HKD	Hong Kong Dollar
NVDR	Non-Voting Depositary Receipt
SGD	Singapore Dollar
THB	Thai Baht

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $565,368.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $93,587,777 which represents 90.8% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	14.7%	$15,183,950
Consumer Staples	18.0	18,536,284
Energy	5.9	6,062,278
Financials	26.9	27,693,089
Health Care	3.9	3,974,836
Industrials	3.5	3,554,473
Materials	4.8	4,973,256
Real Estate	9.0	9,295,821
Telecommunication Services	10.3	10,631,514
Utilities	2.8	2,845,743
Money Market Fund	0.2	219,261
	100.0%	$102,970,505

The summary of inputs used to value the Fund’s investments as of September 30, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$—	$7,231,102	$—	$7,231,102
Banks	—	26,443,547	—	26,443,547
Capital Goods	—	2,663,759	—	2,663,759
Diversified Financials	—	1,249,542	—	1,249,542
Energy	—	5,535,922	—	5,535,922
Food, Beverage & Tobacco	—	13,701,062	—	13,701,062
Health Care Equipment & Services	—	693,135	—	693,135
Household & Personal Products	—	4,835,222	—	4,835,222
Materials	—	4,973,256	—	4,973,256
Pharmaceuticals, Biotechnology	—	3,281,701	—	3,281,701
Real Estate	—	8,695,661	—	8,695,661
Retailing	—	7,952,848	—	7,952,848
Telecommunication Services	8,563,307	2,068,207	—	10,631,514
Transportation	—	890,714	—	890,714
Utilities	—	2,845,743	—	2,845,743
Real Estate Investment Trust
Real Estate	600,160	—	—	600,160
Rights
Energy	—	0	—	0
Warrants
Energy	—	526,356	—	526,356
Money Market Fund	219,261	—	—	219,261
Repurchase Agreement	—	609,192	—	609,192
Total	$9,382,728	$94,196,969	$—	$103,579,697

There were no transfers between levels during the period ended September 30, 2016.

See Notes to Schedules of Investments

INDONESIA SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (unaudited)

Number of Shares		Value
COMMON STOCK: 2.6% (Cost: $294,607)
Technology Hardware & Equipment: 2.6%
7,635,000	Sigmagold Inti Perkasa Tbk PT *	$157,953
MONEY MARKET FUND: 18.9% (Cost: $1,154,484)
1,154,484	Dreyfus Government Cash Management Fund	1,154,484
Total Investments: 21.5% (Cost: $1,449,091)		1,312,437
Other assets less liabilities: 78.5%		4,781,725
NET ASSETS: 100.0%		$6,094,162

*	Non-income producing

Summary of Investments by Sector (unaudited)	% of Investments	Value
Information Technology	12.0%	$157,953
Money Market Fund	88.0	1,154,484
	100.0%	$1,312,437

The summary of inputs used to value the Fund’s investments as of September 30, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stock
Technology Hardware & Equipment	$157,953	$—	$—	$157,953
Money Market Fund	1,154,484	—	—	1,154,484
Total	$1,312,437	$—	$—	$1,312,437

During the period ended September 30, 2016, transfers of securities from Level 2 to Level 1 were $257,582. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

ISRAEL ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.3%
Banks: 11.0%
292,609	Bank Hapoalim BM #	$1,658,957
397,994	Bank Leumi Le-Israel BM * #	1,512,395
19,689	First International Bank of Israel Ltd. #	251,297
303,630	Israel Discount Bank Ltd. * #	558,101
37,886	Mizrahi Tefahot Bank Ltd. #	481,115
		4,461,865
Capital Goods: 4.1%
7,542	Caesarstone Sdot-Yam Ltd. (USD) *	284,409
6,930	Elbit Systems Ltd. #	661,661
8,336	Elco Holdings Ltd. #	110,629
948	Electra Ltd. #	129,715
8,902	Kornit Digital Ltd. (USD) *	83,501
104,000	Sarine Technologies Ltd. (SGD) #	131,604
55,807	Shapir Engineering and Industry Ltd. #	117,157
86,204	Shikun & Binui Ltd. † #	157,167
		1,675,843
Consumer Durables & Apparel: 1.4%
5,118	Delta-Galil Industries Ltd. #	144,293
6,924	Fox Wizel Ltd. #	114,106
31,764	Maytronics Ltd. #	111,784
7,195	SodaStream International Ltd. (USD) *	191,099
		561,282
Consumer Services: 0.4%
61,427	888 Holdings Plc (GBP) #	176,877
Diversified Financials: 0.5%
22,505	Plus500 Ltd. (GBP) #	193,465
Energy: 4.4%
18,031	Alon USA Energy, Inc. (USD)	145,330
264	Delek Energy Systems Ltd. * #	142,375
1,541	Delek Group Ltd. #	319,921
18,540	Delek US Holdings, Inc. (USD)	320,557
4,097	Jerusalem Oil Exploration *	182,897
23,041	Naphtha Israel Petroleum Corp. Ltd. *	129,817
544,198	Oil Refineries Ltd. * #	201,172
2,167	Paz Oil Co. Ltd. †	338,671
		1,780,740
Food & Staples Retailing: 0.7%
3,329	Rami Levi Chain Stores Hashikma Marketing Ltd. #	134,513
36,499	Shufersal Ltd. #	140,558
		275,071
Food, Beverage & Tobacco: 0.5%
13,808	Strauss Group Ltd. #	218,654
Health Care Equipment & Services: 1.1%
18,342	EndoChoice Holdings, Inc. (USD) *	146,369
15,161	Mazor Robotics Ltd. * † #	193,198
16,576	Syneron Medical Ltd. (USD) *	118,684
		458,251
Insurance: 1.7%
12,921	Clal Insurance Enterprises Holdings Ltd. * † #	139,022
46,398	Harel Insurance Investments & Financial Services Ltd. #	167,675
14,080	Menorah Mivtachim Holdings Ltd. * #	115,828
191,698	Migdal Insurance & Financial Holding Ltd. * † #	124,532
42,888	Phoenix Holdings Ltd. * #	117,597
		664,654
Materials: 3.5%
11,715	Frutarom Industries Ltd. #	615,329
153,373	Israel Chemicals Ltd. #	596,568
1,307	Israel Corp. Ltd. † #	213,980
		1,425,877
Pharmaceuticals, Biotechnology: 23.8%
16,882	Alcobra Ltd. (USD) *	41,699
23,745	Chiasma, Inc. (USD) *	69,810
22,277	Compugen Ltd. (USD) * †	140,345
12,705	Enzymotec Ltd. (USD) *	88,935
16,632	Evogene Ltd. * #	104,065
14,831	Foamix Pharmaceuticals Ltd. (USD) *	137,335
25,450	Kamada Ltd. * #	130,585
15,746	Medgenics, Inc. (USD) *	87,705
6,373	Neuroderm Ltd. (USD) *	117,837
89,451	Opko Health, Inc. (USD) * †	947,286
31,546	Perrigo Co. Plc (USD)	2,912,642
63,427	Pluristem Therapeutics, Inc. (USD) *	101,483
9,658	Redhill Biopharma Ltd. (ADR) *	134,439
3,483	Taro Pharmaceutical Industries Ltd. (USD) * †	384,906
91,445	Teva Pharmaceutical Industries Ltd. #	4,237,963
		9,637,035
Real Estate: 5.4%
7,928	Africa Israel Properties Ltd. #	132,548
5,609	Alrov Properties and Lodgings Ltd. #	125,311
43,598	Amot Investments Ltd. #	194,206
10,484	Azrieli Group Ltd. #	458,632
355	Bayside Land Corp. #	143,572
1,986	Big Shopping Centers Ltd. † #	135,978
3,360	Blue Square Real Estate Ltd. #	136,069
30,668	Gazit-Globe Ltd. #	311,956
83,911	Jerusalem Economy Ltd. * † #	191,873
5,666	Melisron Ltd. #	249,885
1,335	Property & Building Corp. #	111,827
		2,191,857
Retailing: 0.4%
16,664	Delek Automotive Systems Ltd. #	145,526
Semiconductor: 3.5%
7,197	Ceva, Inc. (USD) *	252,399
11,005	DSP Group, Inc. (USD) *	132,170
9,442	Mellanox Technologies Ltd. (USD) *	408,367
12,553	Nova Measuring Instruments Ltd. * #	149,683
6,774	SolarEdge Technologies, Inc. (USD) * †	116,716
24,031	Tower Semiconductor Ltd. (USD) *	364,791
		1,424,126
Software & Services: 26.8%
20,506	Allot Communications Ltd. (USD) *	108,067
39,699	Amdocs Ltd. (USD)	2,296,587
10,565	Attunity Ltd. (USD) *	70,152
30,600	Check Point Software Technologies Ltd. (USD) *	2,374,866
7,261	CyberArk Software Ltd. (USD) *	359,928
3,728	Formula Systems Ltd. #	144,770
7,556	Hilan Ltd. #	119,479
8,118	Imperva, Inc. (USD) *	436,018
20,237	LivePerson, Inc. (USD) * †	170,193
23,686	Magic Software Enterprises Ltd. (USD) †	169,355
17,729	Matrix IT Ltd. #	127,679
42,031	Mobileye NV (USD) * †	1,789,260
16,688	NICE Systems Ltd. #	1,109,504
71,578	Perion Network Ltd. (USD) *	85,894
34,343	SafeCharge International Group Ltd. (GBP)	98,145
11,612	Sapiens International Corp. NV (USD)	148,285
4,806	Varonis Systems, Inc. (USD) *	144,661
15,382	Verint Systems, Inc. (USD) *	578,825
9,503	Wix.com Ltd. (USD) *	412,715
85,085	XLMedia Plc (GBP) †	99,749
		10,844,132
Technology Hardware & Equipment: 4.7%
22,676	AudioCodes Ltd. (USD) *	121,090
53,085	Ceragon Networks Ltd. (USD) *	125,281
20,014	Gilat Satellite Networks Ltd. * #	97,324
7,017	Ituran Location and Control Ltd. (USD)	185,670
11,034	Orbotech Ltd. (USD) *	326,717
7,344	RADCOM Ltd. (USD) *	149,964
13,496	Radware Ltd. (USD) *	185,435
3,689	Silicom Ltd. (USD)	152,725
13,584	Stratasys Ltd. (USD) *	327,239
21,018	SuperCom Ltd. (USD) * †	72,092
41,094	Telit Communications Plc (GBP) † #	144,104
		1,887,641
Telecommunication Services: 3.8%
624,788	Bezeq The Israeli Telecommunication Corp. Ltd. #	1,177,048
21,657	Cellcom Israel Ltd. * #	161,953
40,413	Partner Communications Co. Ltd. * #	185,154
		1,524,155
Transportation: 0.4%
187,212	El Al Israel Airlines #	172,023
Utilities: 1.2%
10,297	Ormat Technologies, Inc. (USD)	498,478
Total Common Stocks (Cost: $45,820,662)		40,217,552
REAL ESTATE INVESTMENT TRUST: 0.7% (Cost: $242,141)
Real Estate: 0.7%
32,414	Alony Hetz Properties & Investments Ltd. #	292,322
MONEY MARKET FUND: 0.0% (Cost: $622)
622	Dreyfus Government Cash Management Fund	622
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $46,063,425)		40,510,496

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 9.2%
Repurchase Agreements: 9.2%
$1,000,000	Repurchase agreement dated 9/30/16 with BNP Paribas Securities Corp. , 0.48%, due 10/3/16, proceeds $1,000,040; (collateralized by various U.S. government and agency obligations, 0.00% to 6.25%, due 10/14/16 to 9/9/49, valued at $1,020,000 including accrued interest)	1,000,000
718,782	Repurchase agreement dated 9/30/16 with Citigroup Global Markets, Inc. , 0.52%, due 10/3/16, proceeds $718,813; (collateralized by various U.S. government and agency obligations, 0.00% to 7.00%, due 2/15/20 to 9/9/49, valued at $733,158 including accrued interest)	718,782
1,000,000	Repurchase agreement dated 9/30/16 with Daiwa Capital Markets America, Inc., 0.52%, due 10/3/16, proceeds $1,000,043; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 10/13/16 to 9/9/49, valued at $1,020,000 including accrued interest)	1,000,000
1,000,000	Repurchase agreement dated 9/30/16 with Nomura Securities International, Inc. , 0.52%, due 10/3/16, proceeds $1,000,043; (collateralized by various U.S. government and agency obligations, 0.00% to 8.00%, due 4/15/17 to 2/20/63, valued at $1,020,000 including accrued interest)	1,000,000
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $3,718,782)		3,718,782
Total Investments: 109.2% (Cost: $49,782,207)		44,229,278
Liabilities in excess of other assets: (9.2)%		(3,734,170)
NET ASSETS: 100.0%		$40,495,108

ADR	American Depositary Receipt
GBP	British Pound
SGD	Singapore Dollar
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $3,623,504.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $20,642,284 which represents 51.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	2.2%	$883,685
Consumer Staples	1.2	493,725
Energy	4.4	1,780,740
Financials	13.1	5,319,984
Health Care	24.9	10,095,286
Industrials	4.6	1,847,866
Information Technology	35.0	14,155,899
Materials	3.5	1,425,877
Real Estate	6.1	2,484,179
Telecommunication Services	3.8	1,524,155
Utilities	1.2	498,478
Money Market Fund	0.0	622
	100.0%	$40,510,496

The summary of inputs used to value the Fund’s investments as of September 30, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$—	$4,461,865	$—	$4,461,865
Capital Goods	367,910	1,307,933	—	1,675,843
Consumer Durables & Apparel	191,099	370,183	—	561,282
Consumer Services	—	176,877	—	176,877
Diversified Financials	—	193,465	—	193,465
Energy	1,117,272	663,468	—	1,780,740
Food & Staples Retailing	—	275,071	—	275,071
Food, Beverage & Tobacco	—	218,654	—	218,654
Health Care Equipment & Services	265,053	193,198	—	458,251
Insurance	—	664,654	—	664,654
Materials	—	1,425,877	—	1,425,877
Pharmaceuticals, Biotechnology	5,164,422	4,472,613	—	9,637,035
Real Estate	—	2,191,857	—	2,191,857
Retailing	—	145,526	—	145,526
Semiconductor	1,274,443	149,683	—	1,424,126
Software & Services	9,342,700	1,501,432	—	10,844,132
Technology Hardware & Equipment	1,646,213	241,428	—	1,887,641
Telecommunication Services	—	1,524,155	—	1,524,155
Transportation	—	172,023	—	172,023
Utilities	498,478	—	—	498,478
Real Estate Investment Trust
Real Estate	—	292,322	—	292,322
Money Market Fund	622	—	—	622
Repurchase Agreements	—	3,718,782	—	3,718,782
Total	$19,868,212	$24,361,066	$—	$44,229,278

During the period ended September 30, 2016, transfers of securities from Level 1 to Level 2 were $379,194 and transfers from Level 2 to Level 1 were $529,386. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

POLAND ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.8%
Banks: 32.9%
47,928	Alior Bank SA * † #	$581,491
15,990	Bank Handlowy w Warszawie SA #	317,735
207,838	Bank Millennium SA * †	304,642
33,934	Bank Pekao SA #	1,097,703
7,552	Bank Zachodni WBK SA #	614,223
5,171	mBank SA * † #	462,141
154,468	PKO Bank Polski SA #	1,054,228
		4,432,163
Consumer Durables & Apparel: 7.1%
509	LPP SA #	523,798
9,221	NG2 SA #	426,686
		950,484
Diversified Financials: 2.1%
4,517	Kruk SA #	281,012
Energy: 14.8%
37,105	Grupa Lotos SA * #	276,095
57,695	Polski Koncern Naftowy Orlen SA † #	980,345
555,888	Polskie Gornictwo Naftowe I Gazownictwo SA #	733,962
		1,990,402
Food & Staples Retailing: 8.0%
38,131	Eurocash SA #	423,713
37,862	Jeronimo Martins, SGPS SA (EUR) #	656,472
		1,080,185
Insurance: 5.9%
124,038	Powszechny Zaklad Ubezpieczen SA † #	790,812
Materials: 8.1%
41,386	KGHM Polska Miedz SA #	805,665
246,151	Synthos SA * #	279,851
		1,085,516
Media: 3.6%
76,583	Cyfrowy Polsat SA * #	490,363
Software & Services: 4.8%
28,035	Asseco Poland SA #	408,341
22,515	CD Projekt SA * #	234,543
		642,884
Telecommunication Services: 3.7%
314,792	Orange Polska SA #	493,263
Utilities: 8.8%
105,888	Enea SA * † #	235,637
238,366	Polska Grupa Energetyczna SA † #	632,699
463,276	Tauron Polska Energia SA * #	314,950
		1,183,286
Total Common Stocks (Cost: $19,843,341)		13,420,370

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 16.1%
Repurchase Agreements: 16.1%
$1,000,000	Repurchase agreement dated 9/30/16 with Daiwa Capital Markets America, Inc., 0.52%, due 10/3/16, proceeds $1,000,043; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 10/13/16 to 9/9/49, valued at $1,020,000 including accrued interest)	1,000,000
171,684	Repurchase agreement dated 9/30/16 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.50%, due 10/3/16, proceeds $171,691; (collateralized by various U.S. government and agency obligations, 2.14% to 6.00%, due 3/1/26 to 9/1/46, valued at $175,118 including accrued interest)	171,684
1,000,000	Repurchase agreement dated 9/30/16 with Nomura Securities International, Inc. , 0.52%, due 10/3/16, proceeds $1,000,043; (collateralized by various U.S. government and agency obligations, 0.00% to 8.00%, due 4/15/17 to 2/20/63, valued at $1,020,000 including accrued interest)	1,000,000
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $2,171,684)		2,171,684
Total Investments: 115.9% (Cost: $22,015,025)		15,592,054
Liabilities in excess of other assets: (15.9)%		(2,143,026)
NET ASSETS: 100.0%		$13,449,028

EUR	Euro

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,041,790.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $13,115,728 which represents 97.5% of net assets

.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	10.7%	$1,440,847
Consumer Staples	8.1	1,080,185
Energy	14.8	1,990,402
Financials	41.0	5,503,987
Information Technology	4.8	642,884
Materials	8.1	1,085,516
Telecommunication Services	3.7	493,263
Utilities	8.8	1,183,286
	100.0%	$13,420,370

The summary of inputs used to value the Fund’s investments as of September 30, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$304,642	$4,127,521	$—	$4,432,163
Consumer Durables & Apparel	—	950,484	—	950,484
Diversified Financials	—	281,012	—	281,012
Energy	—	1,990,402	—	1,990,402
Food & Staples Retailing	—	1,080,185	—	1,080,185
Insurance	—	790,812	—	790,812
Materials	—	1,085,516	—	1,085,516
Media	—	490,363	—	490,363
Software & Services	—	642,884	—	642,884
Telecommunication Services	—	493,263	—	493,263
Utilities	—	1,183,286	—	1,183,286
Repurchase Agreements	—	2,171,684	—	2,171,684
Total	$304,642	$15,287,412	$—	$15,592,054

During the period ended September 30, 2016, transfers of securities from Level 1 to Level 2 were $636,853 and transfers from Level 2 to Level 1 were $366,318. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

RUSSIA ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (unaudited)

Number of Shares		Value
COMMON STOCKS: 96.5%
Banks: 12.2%
14,249,842	Sberbank of Russia (ADR) #	$133,769,409
31,367,801	VTB Bank OJSC (GDR) # Reg S	69,884,512
7,358,060,000	VTB Bank PJSC #	8,424,979
		212,078,900
Diversified Financials: 2.8%
24,622,569	Moscow Exchange MICEX-RTS PJSC #	49,468,194
Energy: 34.9%
2,580,495	Lukoil PJSC (ADR) #	125,832,404
899,448	Novatek OAO (GDR) # Reg S	99,150,624
32,208,879	OAO Gazprom (ADR) #	135,769,476
14,118,153	Rosneft Oil Co. (GDR) # Reg S	77,224,349
16,140,619	Surgutneftegas OJSC (ADR) #	77,730,735
2,891,292	Tatneft PJSC (ADR) #	89,143,930
		604,851,518
Food & Staples Retailing: 12.1%
5,188,173	Lenta Ltd. (GDR) * # Reg S	42,027,262
2,722,920	Magnit OAO (GDR) # Reg S	113,492,890
1,864,936	X5 Retail Group NV (GDR) * # Reg S	54,081,510
		209,601,662
Materials: 16.7%
31,024,508	Alrosa PJSC #	42,645,141
6,736,573	MMC Norilsk Nickel PJSC (ADR) #	107,671,482
1,516,294	Novolipetsk Steel (GDR) # Reg S	19,709,253
2,317,107	PhosAgro OAO (GDR) Reg S	29,890,680
4,013,927	Polymetal International (GBP) #	50,505,487
3,179,166	Severstal OAO (GDR) # Reg S	38,364,249
		288,786,292
Software & Services: 6.3%
1,884,714	Mail.ru Group Ltd. (GDR) * Reg S	33,057,884
3,617,743	Yandex NV (USD) *	76,153,490
		109,211,374
Telecommunication Services: 8.3%
2,128,826	MegaFon PJSC (GDR) # Reg S	20,290,522
8,847,900	Mobile TeleSystems OJSC (ADR)	67,509,477
2,791,971	Rostelecom OJSC (ADR) #	20,964,980
3,139,037	Sistema JSFC (GDR) Reg S	23,291,655
3,160,726	VimpelCom Ltd. (ADR)	10,999,326
		143,055,960
Utilities: 3.2%
554,505,400	Inter Rao Ues PJSC #	28,084,589
7,410,870	Irkutsk Electronetwork Co. JSC (USD) * # §	0
23,034,774	RusHydro PJSC (ADR) #	27,424,304
		55,508,893
Total Common Stocks (Cost: $1,935,913,638)		1,672,562,793
PREFERRED STOCK: 3.5% (Cost: $58,283,068)
Energy: 3.5%
28,476	AK Transneft OAO #	61,046,978
MONEY MARKET FUND: 0.1% (Cost: $1,700,646)
1,700,646	Dreyfus Government Cash Management Fund	1,700,646
Total Investments: 100.1% (Cost: $1,995,897,352)		1,735,310,417
Liabilities in excess of other assets: (0.1)%		(2,365,316)
NET ASSETS: 100.0%		$1,732,945,101

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
USD	United States Dollar

*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,492,707,259 which represents 86.1% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $0 which represents 0.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer Staples	12.1%	$209,601,662
Energy	38.4	665,898,496
Financials	15.1	261,547,094
Information Technology	6.3	109,211,374
Materials	16.6	288,786,292
Telecommunication Services	8.2	143,055,960
Utilities	3.2	55,508,893
Money Market Fund	0.1	1,700,646
	100.0%	$1,735,310,417

The summary of inputs used to value the Fund’s investments as of September 30, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$—	$212,078,900	$—	$212,078,900
Diversified Financials	—	49,468,194	—	49,468,194
Energy	—	604,851,518	—	604,851,518
Food & Staples Retailing	—	209,601,662	—	209,601,662
Materials	29,890,680	258,895,612	—	288,786,292
Software & Services	109,211,374	—	—	109,211,374
Telecommunication Services	101,800,458	41,255,502	—	143,055,960
Utilities	—	55,508,893	0	55,508,893
Preferred Stock
Energy	—	61,046,978	—	61,046,978
Money Market Fund	1,700,646	—	—	1,700,646
Total	$242,603,158	$1,492,707,259	$0	$1,735,310,417

During the period ended September 30, 2016, transfers of securities from Level 1 to Level 2 were $118,730,105 and transfers from Level 2 to Level 1 were $69,271,903. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2016:

Common Stocks
Utilities
Balance as of December 31, 2015	$0
Realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	0
Purchases	—
Sales	—
Transfers in and/or out of level 3	—
Balance as of September 30, 2016	$0

See Notes to Schedules of Investments

RUSSIA SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.7%
Banks: 4.0%
351,223	TCS Group Holding Plc (GDR) # Reg S	$2,562,212
Capital Goods: 4.5%
8,536,000	Summit Ascent Holdings Ltd. (HKD) * #	2,901,678
Diversified Financials: 3.2%
275,646	Vostok New Ventures Ltd. (SDR) (SEK) * #	2,083,037
Energy: 4.9%
716,234	OAO TMK (GDR) # Reg S	2,734,596
57,319	Petro Welt Technologies AG (EUR) * #	401,666
		3,136,262
Food & Staples Retailing: 1.6%
582,877	O’Key Group SA (GDR) Reg S	1,011,292
Food, Beverage & Tobacco: 4.3%
207,162	Ros Agro Plc (GDR) Reg S	2,755,255
Materials: 20.6%
58,537	Acron PJSC *	3,134,853
1,529,806	Evraz Plc (GBP) * #	3,200,357
1,027,406	Highland Gold Mining Ltd. (GBP) #	2,094,887
845,381	Mechel PJSC (ADR) *	2,417,790
16,585,956	Petropavlovsk Plc (GBP) * #	1,472,439
1,142,458	Raspadskaya OJSC * #	980,785
		13,301,111
Media: 3.9%
1,183,033	ITE Group Plc (GBP) #	2,482,838
Real Estate: 11.6%
843,762	Etalon Group Ltd. (GDR) Reg S	2,320,346
1,472,214	LSR Group PJSC (GDR) Reg S	4,173,727
2,002,602	Raven Russia Ltd. (GBP) *	991,776
		7,485,849
Software & Services: 3.7%
162,120	Qiwi Plc (ADR)	2,373,437
Transportation: 12.9%
2,984,748	Aeroflot - Russian Airlines OJSC * #	5,541,298
591,265	Globaltrans Investment Plc (GDR) Reg S	2,778,945
		8,320,243
Utilities: 24.5%
1,780,071,200	Federal Grid Co. Unified Energy System JSC #	5,044,722
71,755,800	Mosenergo PJSC #	1,958,431
269,146,600	OGK-2 PJSC #	1,447,470
212,286,200	Rosseti PJSC #	3,144,595
91,052,000	Unipro PJSC #	4,188,847
		15,784,065
Total Common Stocks (Cost: $59,821,847)		64,197,279
MONEY MARKET FUND: 0.1% (Cost: $46,881)
46,881	Dreyfus Government Cash Management Fund	46,881
Total Investments: 99.8% (Cost: $59,868,728)		64,244,160
Other assets less liabilities: 0.2%		156,260
NET ASSETS: 100.0%		$64,400,420

ADR	American Depositary Receipt
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
SDR	Special Drawing Right
SEK	Swedish Krona

*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $42,239,858 which represents 65.6% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer Discretionary	3.9%	$2,482,838
Consumer Staples	5.8	3,766,547
Energy	4.9	3,136,262
Financials	7.2	4,645,249
Industrials	17.5	11,221,921
Information Technology	3.7	2,373,437
Materials	20.7	13,301,111
Real Estate	11.6	7,485,849
Utilities	24.6	15,784,065
Money Market Fund	0.1	46,881
	100.0%	$64,244,160

The summary of inputs used to value the Fund’s investments as of September 30, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$—	$2,562,212	$—	$2,562,212
Capital Goods	—	2,901,678	—	2,901,678
Diversified Financials	—	2,083,037	—	2,083,037
Energy	—	3,136,262	—	3,136,262
Food & Staples Retailing	1,011,292	—	—	1,011,292
Food, Beverage & Tobacco	2,755,255	—	—	2,755,255
Materials	5,552,643	7,748,468	—	13,301,111
Media	—	2,482,838	—	2,482,838
Real Estate	7,485,849	—	—	7,485,849
Software & Services	2,373,437	—	—	2,373,437
Transportation	2,778,945	5,541,298	—	8,320,243
Utilities	—	15,784,065	—	15,784,065
Money Market Fund	46,881	—	—	46,881
Total	$22,004,302	$42,239,858	$—	$64,244,160

During the period ended September 30, 2016, transfers of securities from Level 1 to Level 2 were $3,724,231 and transfers from Level 2 to Level 1 were $921,480. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

VIETNAM ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.3%
Automobiles & Components: 2.4%
3	Danang Rubber JSC #	$6
2,271,000	Eurocharm Holdings Co. Ltd. #	8,120,259
		8,120,265
Banks: 11.1%
13,703,912	Bank for Foreign Trade of Vietnam JSC #	23,605,275
32,954,652	Saigon Thuong Tin Commercial JSB * #	13,799,592
21	Saigon-Hanoi Commercial Joint Stock Bank * #	4
		37,404,871
Capital Goods: 5.7%
3	Hoang Huy Investment Services JSC * #	1
34,880,051	Tan Tao Investment Industry Corp. * #	6,521,665
18,019,897	Viet Nam Construction & Import-Export JSC	12,684,094
		19,205,760
Consumer Durables & Apparel: 4.9%
680,404	Hansae Co. Ltd. (KRW) #	16,638,825
Consumer Services: 3.4%
31,357,920	Donaco International Ltd. (AUD) * † #	11,426,728
Diversified Financials: 6.8%
25,197,934	HAGL JSC * #	5,943,065
6	Ocean Group JSC * #	0
17,190,741	Saigon Securities, Inc. * #	17,230,908
		23,173,973
Energy: 8.7%
8,445,050	Petroleum Technical Services Corp. #	8,058,063
68	PetroVietnam Construction Co. *	8
5,541,077	PetroVietnam Drilling & Well Services JSC * #	6,662,353
1,036,032	PetroVietnam Transportation Corp. #	674,992
8,021,646	Soco International Plc (GBP) #	14,174,892
		29,570,308
Food, Beverage & Tobacco: 20.0%
5,934,480	Kinh Do Corp. #	10,058,359
7,000,170	Masan Group Corp. * #	22,098,056
7,411,820	Thanh Thanh Cong Tay Ninh JSC	10,301,348
4,012,740	Vietnam Dairy Products JSC #	25,240,129
		67,697,892
Insurance: 6.9%
7,323,256	Bao Viet Holdings #	23,393,437
Materials: 9.2%
9,154,070	Hoa Phat Group JSC #	18,806,105
9,734,650	PetroVietnam Fertilizer & Chemical JSC #	12,446,160
		31,252,265
Real Estate: 13.8%
25,062,700	Amata VN PCL (NVDR) (THB) #	5,252,296
22,855,042	FLC Group JSC * #	5,257,657
7,011,320	Kinh Bac City Development Share Holding Corp. * #	5,980,661
15,109,032	Vingroup JSC * #	30,234,808
		46,725,422
Technology Hardware & Equipment: 3.8%
618,940	Mcnex Co. Ltd. (KRW) ‡ #	12,978,017
Transportation: 0.0%
9	Gemadept Corp. #	12
Utilities: 3.6%
7,086,439	PetroVietnam Nhon Trach 2 Power JSC	12,041,339
Total Common Stocks (Cost: $330,232,802)		339,629,114
WARRANTS: 0.0% (Cost: $0)
Consumer Services: 0.0%
32	Minor International PCL Warrants (THB 36.36, expiring 11/03/17) #	5
Total Investments Before Collateral for Securities Loaned: 100.3% (Cost: $330,232,802)		339,629,119

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 0.3%
Repurchase Agreements: 0.3%
$1,000,000	Repurchase agreement dated 9/30/16 with Daiwa Capital Markets America, Inc., 0.52%, due 10/3/16, proceeds $1,000,043; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 10/13/16 to 9/9/49, valued at $1,020,000 including accrued interest)	1,000,000
61,158	Repurchase agreement dated 9/30/16 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.50%, due 10/3/16, proceeds $61,161; (collateralized by various U.S. government and agency obligations, 2.14% to 6.00%, due 3/1/26 to 9/1/46, valued at $62,381 including accrued interest)	61,158
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $1,061,158)		1,061,158
Total Investments: 100.6% (Cost: $331,293,960)		340,690,277
Liabilities in excess of other assets: (0.6)%		(2,122,678)
NET ASSETS: 100.0%		$338,567,599

AUD	Australian Dollar
GBP	British Pound
KRW	Korean Won
NVDR	Non-Voting Depositary Receipt
THB	Thai Baht

‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $967,872.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $304,602,330 which represents 90.0% of net assets.

A summary of the Fund’s transactions in securities of affiliates for the period ended September 30, 2016 is set forth below:

Affiliates	Value as of December 31, 2015	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Value as of September 30, 2016
FLC Group JSC (a)	9,923,885	998,100	(2,235,314)	(1,742,373)	—	—
Mcnex Co. Ltd.	—	13,124,708	(30,697)	(41)	—	12,978,017
PetroVietnam Transportation Corp.(a)	5,845,379	546,976	(8,098,524)	303,340	371,652	—
	$15,769,264	$14,669,784	$(10,364,535)	$(1,439,074)	$371,652	$12,978,017

(a)	Security held by the Fund, however not classified as an affiliate at the end of the reporting period.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	10.7%	$36,185,823
Consumer Staples	19.9	67,697,892
Energy	8.7	29,570,308
Financials	24.7	83,972,281
Industrials	5.7	19,205,772
Information Technology	3.8	12,978,017
Materials	9.2	31,252,265
Real Estate	13.8	46,725,422
Utilities	3.5	12,041,339
	100.0%	$339,629,119

The summary of inputs used to value the Fund’s investments as of September 30, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$—	$8,120,265	$—	$8,120,265
Banks	—	37,404,871	—	37,404,871
Capital Goods	12,684,094	6,521,666	—	19,205,760
Consumer Durables & Apparel	—	16,638,825	—	16,638,825
Consumer Services	—	11,426,728	—	11,426,728
Diversified Financials	—	23,173,973	—	23,173,973
Energy	8	29,570,300	—	29,570,308
Food, Beverage & Tobacco	10,301,348	57,396,544	—	67,697,892
Insurance	—	23,393,437	—	23,393,437
Materials	—	31,252,265	—	31,252,265
Real Estate	—	46,725,422	—	46,725,422
Technology Hardware & Equipment	—	12,978,017	—	12,978,017
Transportation	—	12	—	12
Utilities	12,041,339	—	—	12,041,339
Warrants
Consumer Services	—	5	—	5
Repurchase Agreements	—	1,061,158	—	1,061,158
Total	$35,026,789	$305,663,488	$—	$340,690,277

During the period ended September 30, 2016, transfers of securities from Level 1 to Level 2 were $37,351,908 and transfers from Level 2 to Level 1 were $19,885,247. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

VANECK VECTORS ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2016 (unaudited)

Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of VanEck Associates Corporation, the Adviser. The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

Income Taxes—As of September 30, 2016, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Africa Index ETF	$76,027,896	$9,692,986	$(11,502,102)	$(1,809,116)
Brazil Small-Cap ETF	109,091,111	18,567,649	(22,393,256)	(3,825,607)
ChinaAMC A-Share ETF	67,975,562	7,895,910	(8,041,828)	(145,918)
ChinaAMC SME-ChiNext ETF	31,528,353	6,678,893	(3,716,333)	2,962,560
Egypt Index ETF	29,200,625	3,613,999	(9,523,260)	(5,909,261)
Gulf States Index ETF	1,509,784	103,252	(1,368,483)	(1,265,231)
India Small-Cap Index ETF	188,010,525	47,093,819	(27,753,286)	19,340,533
Indonesia Index ETF	119,278,671	10,458,308	(26,157,282)	(15,698,974)
Indonesia Small-Cap ETF	1,748,561	—	(436,124)	(436,124)
Israel ETF	49,826,110	3,267,337	(8,864,169)	(5,596,832)
Poland ETF	22,155,035	366,756	(6,929,737)	(6,562,981)
Russia ETF	2,024,958,079	94,433,358	(384,081,020)	(289,647,662)
Russia Small-Cap ETF	61,945,978	13,551,533	(11,253,351)	2,298,182
Vietnam ETF	371,044,222	61,255,386	(91,609,331)	(30,353,945)

Other—During the quarter, Egypt, which has been unstable economically, experienced increased currency liquidity issues as it sought to obtain funding assistance from the International Monetary Fund (“IMF”) and other sources. As a result, certain foreign exchange transactions repatriating Egyptian pounds (“EGP”) back to US dollars (“USD”) were delayed as sub-custodian banks were not receiving execution allocations in the weekly Central Bank of Egypt (“CBE”) currency auctions. As a result, Egypt Index ETF and Africa Index ETF had approximately, USD $2.3 million and USD $0.9 million worth of EGP, respectively, awaiting repatriation to USD at September 30, 2016.

The United Kingdom recently decided to leave the European Union (“EU”), creating economic and political uncertainty in its wake. Significant uncertainty exists regarding the timing of the United Kingdom’s withdrawal from the EU and the effects such withdrawal will have on the Euro, European economies and the global markets. This may further impact, the value of the Euro and the British pound sterling, and has caused volatility and uncertainty in European and global markets.

As a result of events involving Ukraine and the Russian Federation, the United States and the EU have imposed sanctions on certain Russian individuals and companies. These sanctions do not currently impact the Funds. Additional economic sanctions may be imposed or other actions may be taken that may adversely affect the value and liquidity of the Russian-related issuers’ held by the Funds.

Subsequent Event Review—The Funds have evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

On October 13, 2016, Gulf States Index ETF and Indonesia Small-Cap ETF liquidated. The following Liquidating Distributions were paid by these Funds to shareholders:

Fund	Payable Date	Rate Per Share
Gulf States Index ETF	10/13/2016	$22.94001
Indonesia Small-Cap ETF	10/13/2016	$8.62266

On November 3, 2016, the CBE devalued its currency to 13 EGP per USD from 8.88 EGP to USD (the exchange rate on 11/2/16), initiated a free floating currency and reactivated daily interbank market trading. It was reported that these actions were taken as an attempt to stabilize the Egyptian economy and were part of the requirements requested by the IMF in order for Egypt to receive loans from the IMF and others. This currency devaluation had a significant negative impact on the Egypt Index ETF and, to a lesser extent, the Africa Index ETF. On November 3, 2016, the net asset values of these two Funds declined 30.46% and 1.69%, respectively. The actions by the ECB are expected to increase currency liquidity and alleviate the recent currency settlement delays experienced by the impacted Funds. On November 11, 2016, the IMF approved a $12 billion loan (Extended Fund Facility Arrangement) to Egypt which included an immediate disbursement of $2.75 billion.

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VanEck Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Vectors ETF Trust

Date: November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, VanEck Vectors ETF Trust

Date: November 29, 2016

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Vectors ETF Trust

Date: November 29, 2016